UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2006

Date of reporting period: December 31, 2006

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Management's Discussion and Analysis:
Davis Value Portfolio	2
Davis Financial Portfolio	3
Davis Real Estate Portfolio	4

Fund Performance and Supplementary Information:
Davis Value Portfolio	7
Davis Financial Portfolio	10
Davis Real Estate Portfolio	13

Schedule of Investments:
Davis Value Portfolio	17
Davis Financial Portfolio	22
Davis Real Estate Portfolio	25

Statements of Assets and Liabilities	28

Statements of Operations	29

Statements of Changes in Net Assets	30

Notes to Financial Statements	32

Financial Highlights:
Davis Value Portfolio	39
Davis Financial Portfolio	40
Davis Real Estate Portfolio	41

Report of Independent Registered Public Accounting Firm	42

Fund Information	43

Directors and Officers	44

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the year ended December 31, 2006, the stock market, as measured by the Standard & Poor’s 500® Index1, increased by 15.79%. U.S. economic activity, as measured by the gross domestic product (“GDP”), increased between 2.0% and 5.6% over the four calendar quarters of 2006. Interest rates, as measured by the 10-year Treasury bond, began 2006 a little above 4.4%, peaked in June at about 5.1%, and ended the year just below 4.6%.

Davis Value Portfolio

Performance Overview

Davis Value Portfolio returned 15.00% for the year ended December 31, 20062, compared to its benchmark, the Standard & Poor’s 500® Index1, which returned 15.79%.

Consumer discretionary companies were the most important contributors3 to the Portfolio’s performance over the year. The Portfolio benefited from careful stock selection in this sector as the Portfolio’s consumer discretionary companies out-performed the S&P 500® Index. Comcast4 and Harley-Davidson were among the top contributors to performance. Apollo Group and H&R Block were among the top detractors from performance.

Diversified financial and consumer staple companies also made important contributions to performance. Two diversified financial companies, JPMorgan Chase and American Express, and one consumer staples company, Altria, were among the top contributors to performance. Hershey, a consumer staples company, was among the top detractors from performance.

The Portfolio’s largest investment over the year was in insurance companies. While insurance companies made a positive contribution to performance, they under-performed the Index. Berkshire Hathaway and Loews were among the top contributors to performance. Progressive and Transatlantic Holdings were among the top detractors from performance.

The Portfolio’s investments in telecommunication service and energy companies also contributed to the Portfolio under-performing the Index over the year. Telecommunication service companies were the strongest performing sector of the Index, but the telecommunication service companies owned by the Portfolio did not perform as well. While energy companies made positive contributions to the Portfolio’s performance, they also under-performed the Index. One energy company, ConocoPhillips, was among the top contributors to performance. Sprint Nextel, a telecommunication services company, and EOG Resources, an energy company, were among the top detractors from performance.

Other individual companies contributing to the Portfolio’s performance included two banking companies, Golden West Financial and HSBC Holdings. Other individual companies detracting from the Portfolio’s performance included two technology companies, Dell and Iron Mountain, and a health care company, Cardinal Health. Golden West Financial was acquired by Wachovia in October 2006.

The Portfolio had approximately 9% of its assets invested in foreign companies at December 31, 2006. As a group, the foreign companies owned by the Portfolio out-performed the S&P 500® Index over the year.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Davis Financial Portfolio

Performance Overview

Davis Financial Portfolio returned 18.50% for the year ended December 31, 20062, compared to its benchmark, the Standard & Poor’s 500® Index1, which returned 15.79%.

Financial service companies as a whole turned in a stronger performance than the S&P 500® Index. The specific financial service companies, which the Portfolio owned, out-performed the majority of financial service companies in the Index. The Portfolio’s non-financial holdings overall also made positive contributions3 to performance.

Diversified financial companies were the most important contributors to the Portfolio’s performance over the year. The Portfolio holds a significant investment in these companies and this sector out-performed the Index. First Marblehead4, American Express, JPMorgan Chase, Ameriprise Financial, and Moody’s were among the top contributors to performance.

Insurance companies were also important contributors to the Portfolio’s performance over the year. This sector represented the Portfolio’s largest investment over the year and it out-performed the Index. Loews, China Life, and Markel were among the top contributors to performance. Progressive, Transatlantic Holdings, and Everest Re Group were among the top detractors from performance.

Overall, banking companies made important contributions to performance over the year. Golden West Financial and Wells Fargo were among the top contributors to performance. HSBC Holdings was among the top detractors from performance. Golden West Financial was acquired by Wachovia in October 2006.

The Portfolio makes investments in non-financial companies. Investments in industrial companies helped performance, while investments in consumer discretionary companies hindered performance. H&R Block, a consumer discretionary company, was among the top detractors from performance.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Davis Real Estate Portfolio

Performance Overview

Davis Real Estate Portfolio returned 34.37% for the year ended December 31, 20062, compared with a return of 35.88% for the Dow Jones Wilshire Real Estate Securities Index1 (“WRESI Index”). Real Estate companies as a whole did well, as reflected by the fact that the WRESI Index out-performed the Standard & Poor’s 500® Index by a significant margin.

Office REITs contributed3 the most to the Portfolio’s performance over the year. The Portfolio had more invested in office REITs than in any other sector, and the office REITs sector out-performed the WRESI Index. SL Green Realty4, Corporate Office Properties, Alexandria Real Estate Equities, and Boston Properties were among the top contributors to the Portfolio’s performance.

Real estate management & development companies made important contributions to performance. The Portfolio had a significant investment in this sector, and it out-performed the WRESI Index. Forest City was among the top contributors to performance. St. Joe was among the top detractors from performance.

Retail REITs also made important contributions to performance. The Portfolio made a large investment in this sector, and while this sector under-performed the WRESI Index, the specific retail REITs that the Portfolio owned out-performed the retail REITs included in the WRESI Index. Developers Diversified and Kimco Realty were among the top contributors to performance. Mills Corp. was among the top detractors from performance. The Portfolio no longer owns Mills Corp.

Other individual companies detracting from performance included Alexander & Baldwin, a transportation company, and DCT Industrial, an industrial REIT.

The Portfolio maintained a cash position over the year, and this hampered relative performance during the strong market for real estate companies.

The Portfolio had approximately 7% of its assets invested in foreign companies at December 31, 2006. As a group, the foreign companies owned by the Portfolio out-performed the WRESI Index.

______________________________

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Value Portfolio are: (1) market risk, (2) company risk, (3) financial services risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Financial Portfolio are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Real Estate Portfolio are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small and medium capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

[1]	The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.     The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II.   The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted. The beginning date was January 1, 1978, and the Index is rebalanced monthly and returns are calculated on a buy and hold basis.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

2      Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The following tables list the average annual total returns for the periods ended December 31, 2006.

			INCEPTION
PORTFOLIO NAME	1-YEAR	5-YEAR	(July 1, 1999)
Davis Value Portfolio	15.00%	8.97%	5.96%
Davis Financial Portfolio	18.50%	9.26%	7.30%
Davis Real Estate Portfolio	34.37%	24.04%	17.76%

			PORTFOLIOS’
BENCHMARK INDEX	1-YEAR	5-YEAR	INCEPTION
			(July 1, 1999)
Standard & Poor’s 500® Index	15.79%	6.19%	1.97%
Dow Jones Wilshire Real Estate Securities Index	35.88%	24.07%	19.68%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

3      A company’s or sector’s contribution to the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4      This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists each Portfolio’s holdings of each company discussed.

Shares of the Davis Variable Account Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND OVERVIEW

DAVIS VALUE PORTFOLIO

At December 31, 2006

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	S&P 500®
Common Stock	93.98%	Diversified Financials	14.87%	10.50%
Convertible Bonds	0.38%	Insurance	14.75%	4.86%
Short Term Investments	4.58%	Energy	12.03%	9.94%
Other Assets & Liabilities	1.06%	Banks	8.39%	5.65%
	100.00%	Media	7.37%	3.72%
		Food, Beverage & Tobacco	7.12%	4.72%
		Food & Staples Retailing	5.48%	2.18%
		Technology	5.05%	15.11%
		Materials	4.23%	2.96%
		Capital Goods	4.20%	8.59%
		Health Care	3.67%	12.01%
		Retailing	2.95%	3.37%
		Other	2.46%	8.30%
		Telecommunication Services	2.06%	3.51%
		Automobiles & Components	2.01%	0.55%
		Transportation	1.87%	1.69%
		Household & Personal Products	1.49%	2.34%
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
American Express Co.	Consumer Finance	4.32%
ConocoPhillips	Energy	4.28%
American International Group, Inc.	Multi-Line Insurance	4.22%
Altria Group, Inc.	Food, Beverage & Tobacco	4.21%
Tyco International Ltd.	Capital Goods	3.96%
JPMorgan Chase & Co.	Diversified Financial Services	3.90%
Costco Wholesale Corp.	Food & Staples Retailing	3.45%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	3.33%
Comcast Corp., Special Class A	Media	3.19%
HSBC Holdings PLC	Commercial Banks	2.71%

DAVIS VARIABLE ACCOUNT FUND, INC.

PORTFOLIO ACTIVITY

DAVIS VALUE PORTFOLIO

January 31, 2006 through December 31, 2006

New Positions Added (01/01/06 - 12/31/06)

(Highlighted positions are those greater than 0.40% of 12/31/06 total net assets)

			% of 12/31/06
		Date of 1st	Fund
Security	Industry	Purchase	Net Assets
Amazon.com, Inc.	Retailing	07/27/06	0.62%
Ambac Financial Group, Inc.	Property & Casualty Insurance	12/19/06	0.06%
Apollo Group, Inc., Class A	Consumer Services	03/09/06	0.25%
Bed Bath & Beyond Inc.	Retailing	06/16/06	0.52%
BHP Billiton PLC	Materials	01/13/06	0.20%
Canadian Natural Resources Ltd.	Energy	11/03/06	0.40%
CarMax, Inc.	Retailing	07/17/06	0.28%
China Coal Energy Co., Shares H	Energy	12/13/06	0.22%
Express Scripts, Inc.	Health Care Equipment & Services	11/14/06	0.38%
Liberty Media Corp. – Capital, Series A	Media	01/26/06	0.30%
Liberty Media Corp. – Interactive, Series A	Retailing	01/26/06	0.30%
Lowe’s Cos, Inc.	Retailing	07/17/06	0.47%
Mellon Financial Corp.	Capital Markets	12/04/06	0.45%
News Corp., Class A	Media	01/26/06	1.62%
Procter & Gamble Co.	Household & Personal Products	04/12/06	1.04%
Rio Tinto PLC	Materials	01/13/06	0.21%
Sears Holdings Corp.	Retailing	12/05/06	0.24%
Sprint Nextel Corp.	Telecommunication Services	03/09/06	1.06%
UnitedHealth Group Inc.	Health Care Equipment & Services	10/19/06	1.02%

Positions Closed (01/01/06 - 12/31/06)

(Gains and losses greater than $1,000,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Centerpoint Properties Trust	Real Estate	03/09/06	$6,297,870
Embarq Corp.	Telecommunication Services	06/14/06	(126,328)
Fifth Third Bancorp	Commercial Banks	06/29/06	(2,164,438)
Golden West Financial Corp.	Thrift & Mortgage Finance	10/02/06	6,085,058
HCA, Inc.	Health Care Equipment & Services	09/19/06	1,747,226
Lexmark International, Inc., Class A	Technology Hardware & Equipment	06/15/06	(101,629)
Lloyds TSB Group PLC, ADR	Commercial Banks	08/21/06	608,685
Marsh & McLennan Cos, Inc.	Insurance Brokers	06/29/06	(957,382)
Telewest Global, Inc.	Telecommunication Services	03/06/06	(283,319)

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND PERFORMANCE

DAVIS VALUE PORTFOLIO

Average Annual Total Return		Expense Example
for the periods ended December 31, 2006			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
One-Year	15.00%		(07/01/06)	(12/31/06)	(07/01/06-12/31/06)
Five-Year	8.97%	Actual	$1,000.00	$1,113.39	$4.31
Life of Fund (July 1, 1999 through		Hypothetical (5% return
December 31, 2006)	5.96%	before expenses)	$1,000.00	$1,021.12	$4.13

*Expenses are equal to the Fund’s annualized expense ratio (0.81%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See Notes to Performance on page 16 for a description of the “Expense Example”.

$10,000 invested at commencement of operations. Let’s say you invested $10,000 in Davis Value Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2006 the value of your investment would have grown to $15,442 – a 54.42% increase on your initial investment. For comparison, look at how the Standard & Poor’s 500® Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $11,578 – a 15.78% increase.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Value Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND OVERVIEW

DAVIS FINANCIAL PORTFOLIO

At December 31, 2006

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

			Fund	S&P 500®
Common Stock	92.71%	Diversified Financials	35.71%	10.50%
Short Term Investments	6.78%	Insurance	32.09%	4.86%
Other Assets & Liabilities	0.51%	Banks	19.04%	5.65%
	100.00%	Capital Goods	4.00%	8.59%
		Food, Beverage & Tobacco	2.78%	4.72%
		Commercial Services & Supplies	2.52%	0.55%
		Materials	1.94%	2.96%
		Consumer Services	1.92%	1.74%
		Technology	–	15.11%
		Health Care	–	12.01%
		Energy	–	9.94%
		Other	–	23.37%
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
American Express Co.	Consumer Finance	8.68%
Transatlantic Holdings, Inc.	Reinsurance	6.91%
First Marblehead Corp.	Consumer Finance	6.19%
Moody’s Corp.	Diversified Financial Services	5.85%
Loews Corp.	Multi-Line Insurance	4.93%
American International Group, Inc.	Multi-Line Insurance	4.62%
JPMorgan Chase & Co.	Diversified Financial Services	4.56%
Wells Fargo & Co.	Commercial Banks	4.35%
Mellon Financial Corp.	Capital Markets	4.23%
Markel Corp.	Property & Casualty Insurance	4.19%

DAVIS VARIABLE ACCOUNT FUND, INC.

PORTFOLIO ACTIVITY

DAVIS FINANCIAL PORTFOLIO

January 1, 2006 through December 31, 2006

New Positions Added (01/01/06 - 12/31/06)

(Highlighted positions are those greater than 4.00% of 12/31/06 total net assets)

			% of 12/31/06
		Date of 1st	Fund
Security	Industry	Purchase	Net Assets
HSBC Holdings PLC	Commercial Banks	10/09/06	4.05%
Mellon Financial Corp.	Capital Markets	10/09/06	4.23%
State Bank of India, GDR	Commercial Banks	12/05/06	1.35%

Positions Closed (01/01/06 - 12/31/06)

(Gains greater than $500,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	06/15/06	$209,680
Berkshire Hathaway Inc., Class B	Property & Casualty Insurance	06/09/06	527,860
Golden West Financial Corp.	Thrift & Mortgage Finance	10/02/06	1,663,342

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND PERFORMANCE

DAVIS FINANCIAL PORTFOLIO

Average Annual Total Return		Expense Example
for the periods ended December 31, 2006			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
One-Year	18.50%		(07/01/06)	(12/31/06)	(07/01/06-12/31/06)
Five-Year	9.26%	Actual	$1,000.00	$1,161.54	$4.52
Life of Fund (July 1, 1999 through		Hypothetical (5% return
December 31, 2006)	7.30%	before expenses)	$1,000.00	$1,021.02	$4.23

*Expenses are equal to the Fund’s annualized expense ratio (0.83%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See Notes to Performance on page 16 for a description of the “Expense Example”.

$10,000 invested at commencement of operations. Let’s say you invested $10,000 in Davis Financial Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2006 the value of your investment would have grown to $16,967 – a 69.67% increase on your initial investment. For comparison, look at how the Standard & Poor’s 500® Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $11,578 – a 15.78% increase.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Financial Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND OVERVIEW

DAVIS REAL ESTATE PORTFOLIO

At December 31, 2006

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

				Dow Jones Wilshire Real Estate Securities Index
Common Stock	88.60%
Convertible Bonds	4.02%		Fund
Preferred Stocks	0.17%	Office REITS	23.79%	21.75%
Short Term Investments	4.84%	Retail REITS	21.02%	27.15%
Other Assets & Liabilities	2.37%	Real Estate Management & Development	15.50%	3.09%
	100.00%	Diversified REITS	10.83%	8.26%
		Industrial REITS	8.75%	6.94%
		Specialized REITS	8.01%	13.92%
		Residential REITS	5.98%	18.89%
		Transportation	4.63%	–
		Mortgage REITS	1.49%	–
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
Forest City Enterprises, Inc., Class A	Real Estate Management & Development	5.63%
Alexandria Real Estate Equities, Inc.	Office REITS	4.95%
General Growth Properties, Inc.	Retail REITS	4.84%
Cousins Properties, Inc.	Diversified REITS	4.57%
SL Green Realty Corp.	Office REITS	4.33%
Corporate Office Properties Trust	Office REITS	4.32%
Developers Diversified Realty Corp.	Retail REITS	4.15%
Kimco Realty Corp.	Retail REITS	4.14%
Boston Properties, Inc.	Office REITS	4.03%
Vornado Realty Trust, Conv. Sr. Deb., 3.625%, 11/15/26	Diversified REITS	4.02%

DAVIS VARIABLE ACCOUNT FUND, INC.

PORTFOLIO ACTIVITY

DAVIS REAL ESTATE PORTFOLIO

January 1, 2006 through December 31, 2006

New Positions Added (01/01/06 - 12/31/06)

(Highlighted positions are those greater than 1.50% of 12/31/06 total net assets)

			% of 12/31/06
		Date of 1st	Fund
Security	Industry	Purchase	Net Assets
Alexander & Baldwin, Inc.	Transportation	01/23/06	1.87%
Capital & Regional PLC	Real Estate Management & Development	03/20/06	1.26%
DCT Industrial Trust Inc.	Industrial REITS	12/12/06	1.43%
Douglas Emmett, Inc.	Office REITS	10/23/06	–
First Potomac Realty Trust	Industrial REITS	07/14/06	1.78%
Florida Rock Industries, Inc.	Materials	01/20/06	–
Host Hotels & Resorts Inc.	Specialized REITS	10/11/06	3.19%
Macerich Co.	Retail REITS	01/13/06	2.10%
Taubman Centers, Inc.	Retail REITS	11/03/06	0.71%
U-Store-It Trust	Specialized REITS	04/24/06	0.91%
Vornado Realty Trust, Conv. Sr. Deb.,
3.625%, 11/15/26	Diversified REITS	11/15/06	4.02%

Positions Closed (01/01/06 - 12/31/06)

(Gains and losses greater than $400,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Archstone-Smith Trust	Residential REITS	02/14/06	$357,443
Camden Property Trust	Residential REITS	03/02/06	451,907
CarrAmerica Realty Corp.	Office REITS	03/06/06	720,541
Centerpoint Properties Trust	Industrial REITS	01/04/06	57,450
Douglas Emmett, Inc.	Office REITS	10/24/06	72,395
Equity Residential, 9.125%,
Series C, Cum. Pfd	Residential REITS	09/11/06	(825)
Essex Property Trust, Inc.	Residential REITS	03/01/06	867,568
Florida Rock Industries, Inc.	Materials	04/07/06	144,267
Kilroy Realty Corp.	Office REITS	03/17/06	1,533,271
Liberty International PLC	Real Estate Management & Development	09/27/06	390,918
Mills Corp.	Retail REITS	01/10/06	(53,175)
Pan Pacific Retail Properties, Inc.	Retail REITS	10/31/06	523,216
Pennsylvania REIT	Retail REITS	11/08/06	(102,620)
Simon Property Group, Inc.	Retail REITS	11/21/06	1,045,014
Vornado Realty Trust	Diversified REITS	11/20/06	1,685,198

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND PERFORMANCE

DAVIS REAL ESTATE PORTFOLIO

Average Annual Total Return		Expense Example
for the periods ended December 31, 2006			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
One-Year	34.37%		(07/01/06)	(12/31/06)	(07/01/06-12/31/06)
Five-Year	24.04%	Actual	$1,000.00	$1,194.42	$4.76
Life of Fund (July 1, 1999		Hypothetical (5% return
through December 31, 2006)	17.76%	before expenses)	$1,000.00	$1,020.87	$4.38

*Expenses are equal to the Fund’s annualized expense ratio (0.86%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See Notes to Performance on page 16 for a description of the “Expense Example”.

$10,000 invested at commencement of operations. Let’s say you invested $10,000 in Davis Real Estate Portfolio on July 1, 1999 (commencement of operations). As the chart shows, by December 31, 2006 the value of your investment would have grown to $34,082 – a 240.82% increase on your initial investment. For comparison, the Dow Jones Wilshire Real Estate Securities Index and the Standard & Poor’s 500® Stock Index are also presented on the chart below.

The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Investments cannot be made directly in the Index. The index used includes net dividends reinvested.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO PERFORMANCE

The following disclosure provides important information regarding the Funds’ Expense Example, which appears in each Fund’s Performance section of this Annual Report. Please refer to this information when reviewing the Expense Example for each Fund.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is from 07/01/06 to 12/31/06. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the funds. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO

December 31, 2006

Value
Shares	Security	(Note 1)
COMMON STOCK – (93.98%)

AUTOMOBILES & COMPONENTS – (1.90%)
207,700	Harley-Davidson, Inc.	$14,636,619
CAPITAL GOODS – (3.96%)
1,005,558	Tyco International Ltd.	30,568,963
CAPITAL MARKETS – (2.43%)
156,720	Ameriprise Financial, Inc.	8,541,240
82,300	Mellon Financial Corp.	3,468,945
65,100	Morgan Stanley	5,301,093
20,900	State Street Corp.	1,409,496
		18,720,774
COMMERCIAL BANKS – (7.92%)
122,100	Commerce Bancorp, Inc.	4,306,467
1,149,420	HSBC Holdings PLC (United Kingdom)	20,952,764
309,444	Wachovia Corp.	17,622,836
513,200	Wells Fargo & Co.	18,249,392
		61,131,459
COMMERCIAL SERVICES & SUPPLIES – (0.86%)
80,400	D&B Corp.*	6,656,316
CONSUMER DURABLES & APPAREL – (0.24%)
22,939	Hunter Douglas NV (Netherlands)	1,844,090
CONSUMER FINANCE – (4.32%)
549,000	American Express Co.	33,307,830
CONSUMER SERVICES – (1.22%)
49,900	Apollo Group, Inc., Class A*	1,943,106
324,800	H&R Block, Inc.	7,483,392
		9,426,498
DIVERSIFIED FINANCIAL SERVICES – (7.29%)
292,733	Citigroup Inc.	16,305,228
623,248	JPMorgan Chase & Co.	30,102,878
142,600	Moody’s Corp.	9,847,956
		56,256,062
ENERGY – (11.35%)
57,400	Canadian Natural Resources Ltd. (Canada)	3,055,402
2,659,900	China Coal Energy Co., Shares H* (China)	1,733,758
458,642	ConocoPhillips	32,999,292
234,500	Devon Energy Corp.	15,730,260
199,700	EOG Resources, Inc.	12,471,265

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

December 31, 2006

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

ENERGY – (Continued)
319,500	Occidental Petroleum Corp.	$15,601,185
74,700	Transocean Inc.*	6,042,483
		87,633,645
FOOD & STAPLES RETAILING – (5.17%)
504,100	Costco Wholesale Corp.	26,644,205
286,600	Wal-Mart Stores, Inc.	13,235,188
		39,879,393
FOOD, BEVERAGE & TOBACCO – (6.72%)
378,900	Altria Group, Inc.	32,517,198
117,400	Diageo PLC, ADR (United Kingdom)	9,310,994
145,940	Heineken Holding NV (Netherlands)	5,933,562
82,200	Hershey Co.	4,093,560
		51,855,314
HEALTH CARE EQUIPMENT & SERVICES – (3.46%)
101,200	Cardinal Health, Inc.	6,520,316
164,300	Caremark Rx, Inc.	9,383,173
40,800	Express Scripts, Inc.*	2,922,504
146,600	UnitedHealth Group Inc.	7,876,818
		26,702,811
HOUSEHOLD & PERSONAL PRODUCTS – (1.41%)
85,700	Avon Products, Inc.	2,831,528
124,800	Procter & Gamble Co.	8,020,896
		10,852,424
INSURANCE BROKERS – (0.62%)
134,700	Aon Corp.	4,760,298
LIFE & HEALTH INSURANCE – (0.45%)
41,300	Principal Financial Group, Inc.	2,424,310
25,400	Sun Life Financial Inc. (Canada)	1,075,690
		3,500,000
MATERIALS – (3.99%)
86,300	BHP Billiton PLC (United Kingdom)	1,579,076
59,200	Martin Marietta Materials, Inc.	6,151,472
30,600	Rio Tinto PLC (United Kingdom)	1,628,485
250,200	Sealed Air Corp.	16,242,984
58,100	Vulcan Materials Co.	5,221,447
		30,823,464

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

December 31, 2006

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

MEDIA – (6.96%)
587,721	Comcast Corp., Special Class A*	$24,625,510
30,400	Gannett Co., Inc.	1,837,984
84,700	Lagardere S.C.A. (France)	6,820,303
23,610	Liberty Media Corp. - Capital, Series A*	2,313,072
581,700	News Corp., Class A	12,494,916
139,972	NTL Inc.	3,537,792
30,500	WPP Group PLC, ADR (United Kingdom)	2,067,443
		53,697,020
MULTI-LINE INSURANCE – (6.21%)
454,837	American International Group, Inc.	32,593,619
369,300	Loews Corp.	15,314,871
		47,908,490
PROPERTY & CASUALTY INSURANCE – (5.73%)
5,300	Ambac Financial Group, Inc.	472,071
234	Berkshire Hathaway Inc., Class A*	25,737,660
42	Berkshire Hathaway Inc., Class B*	153,972
36,200	Chubb Corp.	1,915,342
1,300	Markel Corp.*	624,130
634,300	Progressive Corp. (Ohio)	15,362,746
		44,265,921
REINSURANCE – (0.90%)
112,437	Transatlantic Holdings, Inc.	6,982,338
RETAILING – (2.78%)
121,200	Amazon.com, Inc.*	4,783,158
106,200	Bed Bath & Beyond Inc.*	4,046,751
39,900	CarMax, Inc.*	2,139,837
47,750	Expedia, Inc.*	1,002,750
45,450	IAC/InterActiveCorp*	1,688,240
108,950	Liberty Media Corp. - Interactive, Series A*	2,350,051
116,200	Lowe’s Cos, Inc.	3,619,630
11,100	Sears Holdings Corp.*	1,864,689
		21,495,106
SOFTWARE & SERVICES – (3.34%)
229,226	Iron Mountain Inc.*	9,476,203
545,300	Microsoft Corp.	16,279,931
		25,756,134

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

December 31, 2006

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

TECHNOLOGY HARDWARE & EQUIPMENT – (1.42%)
180,300	Dell Inc.*	$4,520,121
116,000	Hewlett-Packard Co.	4,778,040
83,300	Nokia Oyj, ADR (Finland)	1,692,656
		10,990,817
TELECOMMUNICATION SERVICES – (1.56%)
148,100	SK Telecom Co., Ltd., ADR (South Korea)	3,921,688
431,100	Sprint Nextel Corp.	8,143,479
		12,065,167
TRANSPORTATION – (1.77%)
1,223,694	China Merchants Holdings International Co., Ltd. (Hong Kong)	5,018,557
1,054,200	Cosco Pacific Ltd. (Hong Kong)	2,463,952
36,500	Kuehne & Nagel International AG, Registered (Switzerland)	2,655,499
46,600	United Parcel Service, Inc., Class B	3,494,068
		13,632,076

	Total Common Stock – (identified cost $476,365,532)	725,349,029

CONVERTIBLE BONDS – (0.38%)

TELECOMMUNICATION SERVICES – (0.38%)
$1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $1,600,000)	2,908,000

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

December 31, 2006

		Value
Principal	Security	(Note 1)
SHORT TERM INVESTMENTS – (4.58%)

$12,673,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.33%,
	01/02/07, dated 12/29/06, repurchase value of $12,680,505
	(collateralized by: U.S. Government agency mortgages in a pooled cash
	account, 4.00%-7.00%, 07/01/19-12/01/36, total market
	value $12,926,460)	$12,673,000
13,578,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.35%,
	01/02/07, dated 12/29/06, repurchase value of $13,586,071
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.39%-6.493%, 02/01/34-09/01/36, total market
	value $13,849,560)	13,578,000
9,116,000	UBS Securities LLC Joint Repurchase Agreement, 5.32%,
	01/02/07, dated 12/29/06, repurchase value of $9,121,389 (collateralized
	by: U.S. Government agency mortgages in a pooled cash account,
	4.50%-7.50%, 03/01/08-12/01/36, total market value $9,298,320)	9,116,000

	Total Short Term Investments – (identified cost $35,367,000)	35,367,000

	Total Investments – (98.94%) – (identified cost $513,332,532) – (a)	763,624,029
	Other Assets Less Liabilities – (1.06%)	8,204,299
	Net Assets – (100.00%)	$771,828,328

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)   Aggregate cost for Federal Income Tax purposes is $514,562,240. At December 31, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$253,001,478
Unrealized depreciation	(3,939,689)
Net unrealized appreciation	$249,061,789

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO

December 31, 2006

Value
Shares	Security	(Note 1)
COMMON STOCK – (92.71%)

CAPITAL GOODS – (3.71%)
190,000	Tyco International Ltd.	$5,776,000
CAPITAL MARKETS – (7.82%)
102,860	Ameriprise Financial, Inc.	5,605,870
156,300	Mellon Financial Corp.	6,588,045
		12,193,915
COMMERCIAL BANKS – (17.65%)
179,900	Commerce Bancorp, Inc.	6,345,073
346,000	HSBC Holdings PLC (United Kingdom)	6,307,230
13,300	ICICI Bank Ltd., ADR (India)	555,142
28,300	State Bank of India, GDR (India)	2,105,520
95,014	Wachovia Corp.	5,411,047
190,600	Wells Fargo & Co.	6,777,736
		27,501,748
COMMERCIAL SERVICES & SUPPLIES – (2.34%)
44,000	D&B Corp.*	3,642,760
CONSUMER FINANCE – (14.87%)
222,800	American Express Co.	13,517,276
176,550	First Marblehead Corp.	9,648,457
		23,165,733
CONSUMER SERVICES – (1.78%)
120,200	H&R Block, Inc.	2,769,408
DIVERSIFIED FINANCIAL SERVICES – (10.41%)
147,048	JPMorgan Chase & Co.	7,102,418
132,000	Moody’s Corp.	9,115,920
		16,218,338
FOOD, BEVERAGE & TOBACCO – (2.58%)
46,800	Altria Group, Inc.	4,016,376
LIFE & HEALTH INSURANCE – (2.82%)
86,931	China Life Insurance Co., Ltd., ADR (China)	4,390,893
MATERIALS – (1.80%)
43,200	Sealed Air Corp.	2,804,544
MULTI-LINE INSURANCE – (9.55%)
100,387	American International Group, Inc.	7,193,732
185,400	Loews Corp.	7,688,538
		14,882,270

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO – (Continued)

December 31, 2006

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

PROPERTY & CASUALTY INSURANCE – (8.37%)
52,100	FPIC Insurance Group, Inc.*	$2,027,993
13,600	Markel Corp.*	6,529,360
185,400	Progressive Corp. (Ohio)	4,490,388
		13,047,741
REINSURANCE – (9.01%)
33,300	Everest Re Group, Ltd.	3,267,063
173,437	Transatlantic Holdings, Inc.	10,770,438
		14,037,501

	Total Common Stock – (identified cost $96,247,533)	144,447,227

SHORT TERM INVESTMENTS – (6.78%)

$3,784,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.33%,
	01/02/07, dated 12/29/06, repurchase value of $3,786,241
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.00%-7.00%, 07/01/19-12/01/36, total market
	value $3,859,680)	3,784,000
4,054,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.35%,
	01/02/07, dated 12/29/06, repurchase value of $4,056,410
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.39%-6.493%, 02/01/34-09/01/36, total market
	value $4,135,080)	4,054,000
2,722,000	UBS Securities LLC Joint Repurchase Agreement, 5.32%,
	01/02/07, dated 12/29/06, repurchase value of $2,723,609
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.50%-7.50%, 03/01/08-12/01/36, total market
	value $2,776,440)	2,722,000

	Total Short Term Investments – (identified cost $10,560,000)	10,560,000

Total Investments – (99.49%) – (identified cost $106,807,533) – (a)	155,007,227
Other Assets Less Liabilities – (0.51%)	799,833
Net Assets – (100.00%)	$155,807,060

*Non-Income Producing Security.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO – (Continued)

December 31, 2006

(a)   Aggregate cost for Federal Income Tax purposes is $107,123,360. At December 31, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$48,096,614
Unrealized depreciation	(212,747)
Net unrealized appreciation	$47,883,867

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO

December 31, 2006

Value
Shares	Security	(Note 1)
COMMON STOCK – (88.60%)

DIVERSIFIED REITS – (6.03%)
116,400	Cousins Properties, Inc.	$4,105,428
105,100	Spirit Finance Corp.	1,310,597
		5,416,025
INDUSTRIAL REITS – (8.12%)
33,700	AMB Property Corp.	1,975,157
108,800	DCT Industrial Trust Inc.	1,283,840
54,900	First Potomac Realty Trust	1,598,139
40,000	ProLogis	2,430,800
		7,287,936
MORTGAGE REITS – (1.38%)
40,100	Gramercy Capital Corp.	1,238,689
OFFICE REITS – (22.07%)
44,200	Alexandria Real Estate Equities, Inc.	4,437,680
32,300	Boston Properties, Inc.	3,613,724
43,000	Columbia Equity Trust, Inc.	821,730
76,900	Corporate Office Properties Trust	3,881,143
77,400	Duke Realty Corp.	3,165,660
29,270	SL Green Realty Corp.	3,886,470
		19,806,407
REAL ESTATE MANAGEMENT & DEVELOPMENT – (14.39%)
173,400	Brixton PLC (United Kingdom)(b)	1,955,620
37,500	Capital & Regional PLC (United Kingdom)	1,132,214
33,100	Derwent Valley Holdings PLC (United Kingdom)	1,359,062
86,500	Forest City Enterprises, Inc., Class A	5,051,600
45,600	Hammerson PLC (United Kingdom)(b)	1,408,022
26,500	St. Joe Co.	1,419,605
38,000	Slough Estates PLC (United Kingdom)(b)	584,444
		12,910,567
RESIDENTIAL REITS – (5.37%)
62,200	American Campus Communities, Inc.	1,770,834
96,000	United Dominion Realty Trust, Inc.	3,051,840
		4,822,674

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO – (Continued)

December 31, 2006

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

RETAIL REITS – (19.51%)
59,125	Developers Diversified Realty Corp.	$3,721,919
83,242	General Growth Properties, Inc.	4,347,729
82,704	Kimco Realty Corp.	3,717,545
21,800	Macerich Co.	1,887,226
40,900	Regency Centers Corp.	3,197,153
12,500	Taubman Centers, Inc.	635,750
		17,507,322
SPECIALIZED REITS – (7.43%)
116,500	Host Hotels & Resorts Inc.	2,860,075
39,600	U-Store-It Trust	813,780
70,700	Ventas, Inc.	2,992,024
		6,665,879
TRANSPORTATION – (4.30%)
37,800	Alexander & Baldwin, Inc.	1,676,052
36,600	Florida East Coast Industries, Inc.	2,181,360
		3,857,412

Total Common Stock – (identified cost $53,559,861)	79,512,911

PREFERRED STOCK – (0.17%)

RESIDENTIAL REITS – (0.17%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	113,500
1,600	Equity Residential, 8.60%, Series D, Cum. Pfd.	41,312

	Total Preferred Stock – (identified cost $102,954)	154,812

CONVERTIBLE BONDS – (4.02%)

DIVERSIFIED REITS – (4.02%)
$3,590,900	Vornado Realty Trust, Conv. Sr. Deb., 3.625%, 11/15/26
	(identified cost $3,502,016)	3,604,366

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO – (Continued)

December 31, 2006

Value
Principal	Security	(Note 1)
SHORT TERM INVESTMENTS – (4.84%)

$1,555,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.33%,
	01/02/07, dated 12/29/06, repurchase value of $1,555,921
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.00%-7.00%, 07/01/19-12/01/36,
	total market value $1,586,100)	$1,555,000
1,666,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.35%,
	01/02/07, dated 12/29/06, repurchase value of $1,666,990
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.39%-6.493%, 02/01/34-09/01/36,
	total market value $1,699,320)	1,666,000
1,119,000	UBS Securities LLC Joint Repurchase Agreement, 5.32%,
	01/02/07, dated 12/29/06, repurchase value of $1,119,661
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-7.50%, 03/01/08-12/01/36,
	total market value $1,141,380)	1,119,000

Total Short Term Investments – (identified cost $4,340,000)	4,340,000

Total Investments – (97.63%) – (identified cost $61,504,831) – (a)	87,612,089
Other Assets Less Liabilities – (2.37%)	2,126,006
Net Assets – (100%)	$89,738,095

(a) Aggregate cost for Federal Income Tax purposes is $61,505,051. At December 31, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$26,494,916
Unrealized depreciation	(387,878)
Net unrealized appreciation	$26,107,038

(b) Securities have elected for tax treatment as a U.K. REIT to take effect on January 1, 2007.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

At December 31, 2006

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities, at value* (see
accompanying Schedules of Investments)	$763,624,029	$155,007,227	$87,612,089
Cash	113,890	146,220	12,049
Receivables:
Dividends and interest	919,077	133,692	487,538
Capital stock sold	2,352,206	825,461	88,181
Investment securities sold	5,653,499	–	1,626,165
Total assets	772,662,701	156,112,600	89,826,022
LIABILITIES:
Payables:
Capital stock redeemed	109,753	4,301	10,201
Investment securities purchased	176,595	182,272	–
Accrued expenses	42,438	19,082	19,043
Accrued management fees	505,587	99,885	58,683
Total liabilities	834,373	305,540	87,927
NET ASSETS	$771,828,328	$155,807,060	$89,738,095

SHARES OUTSTANDING (NOTE 4)	52,941,581	9,562,654	4,391,630

NET ASSET VALUE, offering, and
redemption price per share	$14.58	$16.29	$20.43

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$52,942	$9,563	$4,392
Additional paid-in capital	530,502,705	107,904,110	60,060,803
Undistributed net investment income	127,913	779	205,756
Accumulated net realized gains (losses) from
investments and foreign currency transactions	(9,146,937)	(307,086)	3,359,822
Net unrealized appreciation on investments
and foreign currency transactions	250,291,705	48,199,694	26,107,322
Net Assets	$771,828,328	$155,807,060	$89,738,095

* Including cost of	$513,332,532	$106,807,533	$61,504,831

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

STATEMENTS OF OPERATIONS

For the year ended December 31, 2006

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Income:
Dividends*	$10,360,450	$1,467,413	$1,554,192
Interest	933,239	451,505	345,181
Total income	11,293,689	1,918,918	1,899,373
Expenses:
Management fees (Note 2)	5,172,381	963,052	570,659
Custodian fees	166,235	36,757	35,749
Transfer agent fees	14,404	8,366	7,810
Audit fees	16,800	13,200	13,200
Accounting fees (Note 2)	6,000	6,000	6,000
Legal fees	14,136	2,551	1,557
Reports to shareholders	51,964	16,164	1,155
Directors’ fees and expenses	110,793	20,919	12,524
Registration and filing fees	2,561	521	281
Miscellaneous	17,560	7,594	7,488
Total expenses	5,572,834	1,075,124	656,423
Expenses paid indirectly (Note 5)	(1,267)	(375)	(249)
Net expenses	5,571,567	1,074,749	656,174
Net investment income	5,722,122	844,169	1,243,199

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	14,153,843	2,410,987	11,309,741
Foreign currency transactions	(2,182)	(3,109)	(1,691)
Net increase in unrealized appreciation on
investments and foreign currency transactions	80,121,104	19,346,243	9,914,836
Net realized and unrealized gain on investments
and foreign currency	94,272,765	21,754,121	21,222,886
Net increase in net assets resulting from
operations	$99,994,887	$22,598,290	$22,466,085

*Net of foreign taxes withheld as follows	$53,225	$–	$–

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended December 31, 2006

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
OPERATIONS:
Net investment income	$5,722,122	$844,169	$1,243,199
Net realized gain from investments and foreign
currency transactions	14,151,661	2,407,878	11,308,050
Net increase in unrealized appreciation
on investments and foreign currency
transactions	80,121,104	19,346,243	9,914,836
Net increase in net assets resulting from
operations	99,994,887	22,598,290	22,466,085

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income	(5,581,446)	(842,056)	(2,403,658)
Realized gains from investment transactions	–	(98,309)	(8,766,221)

CAPITAL SHARE TRANSACTIONS
(NOTE 4)	57,046,031	10,089,243	13,885,472

Total increase in net assets	151,459,472	31,747,168	25,181,678

NET ASSETS:
Beginning of year	620,368,856	124,059,892	64,556,417
End of year*	$771,828,328	$155,807,060	$89,738,095

* Including undistributed net investment income of	$127,913	$779	$205,756

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended December 31, 2005

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
OPERATIONS:
Net investment income	$5,683,326	$580,773	$1,046,048
Net realized gain (loss) from investments and
foreign currency transactions	13,734,031	(237,423)	6,109,392
Net increase in unrealized appreciation
on investments and foreign currency
transactions	38,361,868	8,785,860	462,851
Net increase in net assets resulting from
operations	57,779,225	9,129,210	7,618,291

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income	(5,657,876)	(575,947)	(1,966,578)
Realized gains from investment transactions	–	–	(3,852,094)
Distributions in excess of net investment
income	(262,594)	–	–

CAPITAL SHARE TRANSACTIONS
(NOTE 4)	(116,212,836)	6,232,880	4,478,180

Total increase (decrease) in net assets	(64,354,081)	14,786,143	6,277,799

NET ASSETS:
Beginning of year	684,722,937	109,273,749	58,278,618
End of year*	$620,368,856	$124,059,892	$64,556,417

* Including undistributed (overdistributed) net
investment income of	$(10,581)	$1,775	$–

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Davis Variable Account Fund, Inc. (a Maryland corporation), consists of three series of funds, Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (collectively “the Funds”). Davis Value Portfolio and Davis Financial Portfolio are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. Davis Real Estate Portfolio is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Funds. The Funds account separately for the assets, liabilities and operations of each series. The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

A.    VALUATION OF SECURITIES - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B.     MASTER REPURCHASE AGREEMENTS - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.    CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2006

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

D.    FOREIGN CURRENCY - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E.     FEDERAL INCOME TAXES - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required. During the year ended December 31, 2006, Davis Financial Portfolio utilized $2,294,000 of capital loss carryforward from the prior year. At December 31, 2006, Davis Financial Portfolio had no capital loss carryforwards available to offset future gains. At December 31, 2006, Davis Value Portfolio had approximately $803,000 of post October 2006 losses available to offset future capital gains, if any, which expire in 2015. At December 31, 2006, the Davis Value Portfolio had available for Federal Income Tax purposes unused capital loss carryforwards as follows:

DAVIS
VALUE
PORTFOLIO
Expiring
12/31/2011	$3,583,000
12/31/2012	3,532,000
Total	$7,115,000

F.     USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2006

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

G.    INDEMNIFICATION - Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with its service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

H.    SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include returns of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

I.      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and net operating losses. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2006, for Davis Value Portfolio, amounts have been reclassified to reflect a decrease in undistributed net investment income of $2,182 and a corresponding decrease in accumulated net realized loss; for Davis Financial Portfolio, amounts have been reclassified to reflect a decrease in undistributed net investment income of $3,109 and a corresponding decrease in accumulated net realized loss; for Davis Real Estate Portfolio, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $1,366,215 and a corresponding decrease in accumulated net realized gain.

The tax character of distributions paid during the years ended December 31, 2006 and 2005, was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Davis Value Portfolio
2006	$5,581,446	$–	$–	$5,581,446
2005	5,920,470	–	–	5,920,470

Davis Financial Portfolio
2006	842,056	98,309	–	940,365
2005	575,947	–	–	575,947

Davis Real Estate Portfolio
2006	1,887,906	9,281,973	–	11,169,879
2005	1,254,240	4,564,432	–	5,818,672

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2006

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

I.	DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - (Continued)

As of December 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	DAVIS VALUE PORTFOLIO	DAVIS FINANCIAL PORTFOLIO	DAVIS REAL ESTATE PORTFOLIO
Undistributed net investment income	$127,913	$779	$–
Accumulated net realized gain (loss) from
investments and foreign currency
transactions	(7,917,229)	8,741	3,360,042
Net unrealized appreciation on investments	249,061,997	47,883,867	26,107,102
Total	$241,272,681	$47,893,387	$29,467,144

J.     NEW ACCOUNTING PRONOUNCEMENT - In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. The Funds are required to record any change in NAV related to the implementation of FIN 48 no later than the last business day of the semi-annual reporting period, and the effects of FIN 48 would be reflected in the Funds’ Semi-Annual Report. The Funds do not believe the impact from adopting FIN 48 will materially impact the financial statement amounts.

In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2006

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to Davis Advisors, the Funds’ investment adviser (the “Adviser”). The fee for each of the Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio is 0.75% of the respective Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the year ended December 31, 2006 amounted to $49 for Davis Value Portfolio, $27 for Davis Financial Portfolio, and $25 for Davis Real Estate Portfolio. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain accounting services. The fee for the year ended December 31, 2006 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio amounted to $6,000 for each fund. Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. The Funds pay no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2006 were as follows:

	DAVIS	DAVIS	DAVIS
	VALUE	FINANCIAL	REAL ESTATE
	PORTFOLIO	PORTFOLIO	PORTFOLIO
Cost of purchases	$136,601,858	$16,813,459	$34,585,718
Proceeds of sales	$127,862,905	$11,312,610	$26,657,468

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2006

NOTE 4 - CAPITAL STOCK

At December 31, 2006, there were 5 billion shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2006
	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Shares sold	11,945,395	2,006,880	919,623
Shares issued in reinvestment of distributions	380,703	57,524	539,914
	12,326,098	2,064,404	1,459,537
Shares redeemed	(7,955,715)	(1,474,873)	(793,313)
Net increase	4,370,383	589,531	666,224

Proceeds from shares sold	$157,592,888	$30,212,476	$18,459,121
Proceeds from shares issued in reinvestment of
distributions	5,581,115	940,365	11,169,879
	163,174,003	31,152,841	29,629,000
Cost of shares redeemed	(106,127,972)	(21,063,598)	(15,743,528)
Net increase	$57,046,031	$10,089,243	$13,885,472

	Year ended December 31, 2005
	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Shares sold	4,065,366	1,618,956	920,196
Shares issued in reinvestment of distributions	461,408	41,615	336,339
	4,526,774	1,660,571	1,256,535
Shares redeemed	(14,059,706)	(1,210,021)	(999,380)
Net increase (decrease)	(9,532,932)	450,550	257,155

Proceeds from shares sold	$48,943,534	$20,994,555	$15,523,664
Proceeds from shares issued in reinvestment of
distributions	5,919,855	575,947	5,818,672
	54,863,389	21,570,502	21,342,336
Cost of shares redeemed	(171,076,225)	(15,337,622)	(16,864,156)
Net increase (decrease)	$(116,212,836)	$6,232,880	$4,478,180

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, each Fund’s custodian fee is reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $1,267, $375, and $249 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio, respectively, during the year ended December 31, 2006.

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2006

NOTE 6 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Funds had no borrowings outstanding for the year ended December 31, 2006.

DAVIS VARIABLE ACCOUNT FUND, INC.

FINANCIAL HIGHLIGHTS

DAVIS VALUE PORTFOLIO

Financial Highlights for a share of capital stock outstanding throughout each period:

	Year ended December 31,
	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$12.77	$11.78	$10.57	$8.20	$9.87

Income (Loss) From Investment
Operations:
Net Investment Income	0.11	0.12	0.09	0.07	0.06
Net Realized and Unrealized
Gains (Losses)	1.81	0.99	1.21	2.37	(1.66)
Total From Investment Operations	1.92	1.11	1.30	2.44	(1.60)

Dividends and Distributions:
Dividends from Net Investment Income	(0.11)	(0.11)	(0.09)	(0.07)	(0.06)
Return of Capital	–	–	– [3]	–	(0.01)
Distributions in Excess of Net
Investment Income	–	(0.01)	–	–	–
Total Dividends and Distributions	(0.11)	(0.12)	(0.09)	(0.07)	(0.07)

Net Asset Value, End of Period	$14.58	$12.77	$11.78	$10.57	$8.20

Total Return[1]	15.00%	9.44%	12.33%	29.76%	(16.26)%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$771,828	$620,369	$684,723	$485,002	$283,039
Ratio of Expenses to Average Net Assets	0.81%	0.81%	0.81%	0.82%	0.83%
Ratio of Net Investment Income
to Average Net Assets	0.83%	0.87%	0.87%	0.90%	0.70%
Portfolio Turnover Rate[2]	19%	14%	4%	7%	24%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Less than $0.005 per share.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

FINANCIAL HIGHLIGHTS

DAVIS FINANCIAL PORTFOLIO

Financial Highlights for a share of capital stock outstanding throughout each period:

	Year ended December 31,
	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$13.83	$12.82	$11.66	$8.85	$10.67

Income (Loss) From Investment
Operations:
Net Investment Income	0.09	0.07	0.04	0.04	0.02
Net Realized and Unrealized
Gains (Losses)	2.47	1.00	1.16	2.81	(1.82)
Total From Investment Operations	2.56	1.07	1.20	2.85	(1.80)

Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.06)	(0.04)	(0.04)	(0.02)
Distributions from Realized Gains	(0.01)	–	–	–	–
Total Dividends and Distributions	(0.10)	(0.06)	(0.04)	(0.04)	(0.02)

Net Asset Value, End of Period	$16.29	$13.83	$12.82	$11.66	$8.85

Total Return[1]	18.50%	8.38%	10.32%	32.15%	(16.84)%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$155,807	$124,060	$109,274	$71,179	$31,709
Ratio of Expenses to Average Net Assets	0.84%	0.85%	0.85%	0.90%	0.99%
Ratio of Net Investment Income
to Average Net Assets	0.66%	0.52%	0.40%	0.48%	0.32%
Portfolio Turnover Rate[2]	9%	21%	6%	10%	23%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

FINANCIAL HIGHLIGHTS

DAVIS REAL ESTATE PORTFOLIO

Financial Highlights for a share of capital stock outstanding throughout each period:

	Year ended December 31,
	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$17.33	$16.80	$13.47	$10.49	$10.35

Income From Investment
Operations:
Net Investment Income	0.34	0.30	0.34	0.44	0.36
Net Realized and Unrealized Gains	5.58	1.86	4.07	3.34	0.25
Total From Investment Operations	5.92	2.16	4.41	3.78	0.61

Dividends and Distributions:
Dividends from Net Investment Income	(0.60)	(0.54)	(0.48)	(0.55)	(0.36)
Return of Capital	–	–	–	–	(0.11)
Distributions from Realized Gains	(2.22)	(1.09)	(0.60)	(0.25)	–
Total Dividends and Distributions	(2.82)	(1.63)	(1.08)	(0.80)	(0.47)

Net Asset Value, End of Period	$20.43	$17.33	$16.80	$13.47	$10.49

Total Return[1]	34.37%	13.14%	33.35%	36.79%	5.89%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$89,738	$64,556	$58,279	$35,663	$18,806
Ratio of Expenses to Average Net Assets	0.86%	0.87%	0.89%	0.98%	1.00%[3]
Ratio of Net Investment Income
to Average Net Assets	1.63%	1.71%	2.30%	3.74%	3.54%
Portfolio Turnover Rate[2]	38%	28%	32%	22%	52%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Had the Adviser not absorbed certain expenses, the ratio of expenses to average net assets would have been 1.10% for 2002.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

of Davis Variable Account Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (comprising the Davis Variable Account Fund, Inc.), including the schedules of investments as of December 31, 2006 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio as of December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

February 2, 2007

DAVIS VARIABLE ACCOUNT FUND, INC.

For the Year Ended December 31, 2006 (Unaudited)

Federal Income Tax Information

Davis Value Portfolio

Income dividends paid by the Fund during the calendar year ended 2006 should be multiplied by 100% to arrive at the net amount eligible for the corporate dividends received deduction.

Davis Financial Portfolio

During the calendar year ended 2006 the Fund declared and paid long-term capital gain distributions in the amount of $98,309.

Income dividends paid by the Fund during the calendar year ended 2006 should be multiplied by 100% to arrive at the net amount eligible for the corporate dividends-received deduction.

Davis Real Estate Portfolio

During the calendar year ended 2006 the Fund declared and paid long-term capital gain distributions in the amount of $9,281,973.

Dividends paid by the Fund during the calendar year ended 2006, which are not designated as capital gain distributions, should be multiplied by 4% to arrive at the net amount eligible for the corporate dividends-received deduction.

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge, upon request by calling 1-800-279-0279, or on the Funds’ website at www.davisfunds.com, or on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, effective January 1, 2006, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex
Name	Held With	Time	During Past Five	Overseen by	Other Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Trust (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (REIT) and former Co-chairman and CEO for the last 22 years (until 2006).	13

Director, DCT Industrial; Trustee, Children's Memorial Hospital of Chicago; past Chairman of the Metropolitan Planning Council of Chicago; former member of the NAREIT executive committee; various other NFP and school boards / roles.

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank.

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development); retired Chairman and President, Public Service Company of New Mexico.	13	Director, CH2M-Hill, Inc. (engineering); Chairman, Santa Fe Center Enterprises; Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex
Name	Held With	Time	During Past Five	Overseen by	Other Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Independent Directors – (Continued)

D. James Guzy (3/7/36)	Director	Director since 1982 (retired 12/31/06)	Chairman, PLX Technology, Inc. (semi-conductor manufacturer).	13

Director, Intel Corp. (semi-conductor manufacturer); Cirrus Logic Corp. (semi-conductor manufacturer); Alliance Technology Fund (a mutual fund); Micro Component Technology, Inc. (micro-circuit handling and testing equipment manufacturer); LogicVision, Inc. (semi-conductor software company); and Tessera Technologies, Inc. (semi-conductor packaging company).

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Retired; Managing General Partner, Avanti Partners, L.P. from 1990-2005 (investment partnership).	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a managing director and global head of marketing and distribution for Lazard Asset Management (an investment management firm) for ten years.	13	none

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex
Name	Held With	Time	During Past Five	Overseen by	Other Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Independent Directors – (Continued)

Theodore B. Smith, Jr. (12/23/32)	Director	Director since 1994 (retired 12/31/06)	Chairman, John Hassall, Inc. (fastener manufacturing); Chairman, Cantrock Realty and Mayor, Incorporated Village of Mill Neck, NY.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm); President and Chief Executive Officer of Mulford Securities Corporation (private investment fund) until 1990; formerly Vice President of Goldman Sachs & Co. (investment banking); Chairman, Board of Trustees, American Scandinavian Foundation.	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust); former Chief Administrative Officer, Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex
Name	Held With	Time	During Past Five	Overseen by	Other Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President – Davis Value Portfolio, Davis Financial
John S. Gates, Jr.	Portfolio, & Vice President – Davis Real Estate Portfolio
Thomas S. Gayner	Andrew A. Davis
Jerry D. Geist	President – Davis Real Estate Portfolio,
G. Bernard Hamilton	Vice President – Davis Value Portfolio, Davis Financial
Samuel H. Iapalucci	Portfolio
Robert P. Morgenthau	Kenneth C. Eich
Christian R. Sonne	Executive Vice President & Principal
Marsha Williams	Executive Officer
Sharra L. Haynes
Vice President & Chief Compliance Officer
Douglas A. Haines
Vice President & Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Variable Account Funds, Inc. including management fee, charges and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-279-0279, or on the Funds’ website at www.davisfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.davisfunds.com.

Management's Discussion and Analysis	2

Fund Performance and Supplementary Information	4

Schedule of Investments	8

Statement of Assets and Liabilities	13

Statement of Operations	14

Statements of Changes in Net Assets	15

Notes to Financial Statements	16

Financial Highlights	21

Report of Independent Registered Public Accounting Firm	22

Fund Information	23

Directors and Officers	24

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the year ended December 31, 2006, the stock market, as measured by the Standard & Poor’s 500® Index1, increased by 15.79%. U.S. economic activity, as measured by the gross domestic product (“GDP”), increased between 2.0% and 5.6% over the four calendar quarters of 2006. Interest rates, as measured by the 10-year Treasury bond, began 2006 a little above 4.4%, peaked in June at about 5.1%, and ended the year just below 4.6%.

Davis Value Portfolio

Performance Overview

Davis Value Portfolio returned 15.00% for the year ended December 31, 20062, compared to its benchmark, the Standard & Poor’s 500® Index1, which returned 15.79%.

Consumer discretionary companies were the most important contributors3 to the Portfolio’s performance over the year. The Portfolio benefited from careful stock selection in this sector as the Portfolio’s consumer discretionary companies out-performed the S&P 500® Index. Comcast4 and Harley-Davidson were among the top contributors to performance. Apollo Group and H&R Block were among the top detractors from performance.

Diversified financial and consumer staple companies also made important contributions to performance. Two diversified financial companies, JPMorgan Chase and American Express, and one consumer staples company, Altria, were among the top contributors to performance. Hershey, a consumer staples company, was among the top detractors from performance.

The Portfolio’s largest investment over the year was in insurance companies. While insurance companies made a positive contribution to performance, they under-performed the Index. Berkshire Hathaway and Loews were among the top contributors to performance. Progressive and Transatlantic Holdings were among the top detractors from performance.

The Portfolio’s investments in telecommunication service and energy companies also contributed to the Portfolio under-performing the Index over the year. Telecommunication service companies were the strongest performing sector of the Index, but the telecommunication service companies owned by the Portfolio did not perform as well. While energy companies made positive contributions to the Portfolio’s performance, they also under-performed the Index. One energy company, ConocoPhillips, was among the top contributors to performance. Sprint Nextel, a telecommunication services company, and EOG Resources, an energy company, were among the top detractors from performance.

Other individual companies contributing to the Portfolio’s performance included two banking companies, Golden West Financial and HSBC Holdings. Other individual companies detracting from the Portfolio’s performance included two technology companies, Dell and Iron Mountain, and a health care company, Cardinal Health. Golden West Financial was acquired by Wachovia in October 2006.

The Portfolio had approximately 9% of its assets invested in foreign companies at December 31, 2006. As a group, the foreign companies owned by the Portfolio out-performed the S&P 500® Index over the year.

2

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Value Portfolio are: (1) market risk, (2) company risk, (3) financial services risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

1     The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

2     Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended December 31, 2006.

			PORTFOLIO'S
			INCEPTION
	1-YEAR	5-YEAR	(July 1, 1999)
Davis Value Portfolio	15.00%	8.97%	5.96%
Standard & Poor’s 500® Index	15.79%	6.19%	1.97%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

3     A company’s or sector’s contribution to the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4     This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

Shares of the Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

3

DAVIS VALUE PORTFOLIO

FUND OVERVIEW

At December 31, 2006

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	S&P 500®
Common Stock	93.98%	Diversified Financials	14.87%	10.50%
Convertible Bonds	0.38%	Insurance	14.75%	4.86%
Short Term Investments	4.58%	Energy	12.03%	9.94%
Other Assets & Liabilities	1.06%	Banks	8.39%	5.65%
	100.00%	Media	7.37%	3.72%
		Food, Beverage & Tobacco	7.12%	4.72%
		Food & Staples Retailing	5.48%	2.18%
		Technology	5.05%	15.11%
		Materials	4.23%	2.96%
		Capital Goods	4.20%	8.59%
		Health Care	3.67%	12.01%
		Retailing	2.95%	3.37%
		Other	2.46%	8.30%
		Telecommunication Services	2.06%	3.51%
		Automobiles & Components	2.01%	0.55%
		Transportation	1.87%	1.69%
		Household & Personal Products	1.49%	2.34%
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
American Express Co.	Consumer Finance	4.32%
ConocoPhillips	Energy	4.28%
American International Group, Inc.	Multi-Line Insurance	4.22%
Altria Group, Inc.	Food, Beverage & Tobacco	4.21%
Tyco International Ltd.	Capital Goods	3.96%
JPMorgan Chase & Co.	Diversified Financial Services	3.90%
Costco Wholesale Corp.	Food & Staples Retailing	3.45%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	3.33%
Comcast Corp., Special Class A	Media	3.19%
HSBC Holdings PLC	Commercial Banks	2.71%

4

DAVIS VALUE PORTFOLIO

PORTFOLIO ACTIVITY

January 1, 2006 through December 31, 2006

New Positions Added (01/01/06 - 12/31/06)

(Highlighted positions are those greater than 0.40% of 12/31/06 total net assets)

			% of 12/31/06
		Date of 1st	Fund
Security	Industry	Purchase	Net Assets
Amazon.com, Inc.	Retailing	07/27/06	0.62%
Ambac Financial Group, Inc.	Property & Casualty Insurance	12/19/06	0.06%
Apollo Group, Inc., Class A	Consumer Services	03/09/06	0.25%
Bed Bath & Beyond Inc.	Retailing	06/16/06	0.52%
BHP Billiton PLC	Materials	01/13/06	0.20%
Canadian Natural Resources Ltd.	Energy	11/03/06	0.40%
CarMax, Inc.	Retailing	07/17/06	0.28%
China Coal Energy Co., Shares H	Energy	12/13/06	0.22%
Express Scripts, Inc.	Health Care Equipment & Services	11/14/06	0.38%
Liberty Media Corp. – Capital, Series A	Media	01/26/06	0.30%
Liberty Media Corp. – Interactive, Series A	Retailing	01/26/06	0.30%
Lowe’s Cos, Inc.	Retailing	07/17/06	0.47%
Mellon Financial Corp.	Capital Markets	12/04/06	0.45%
News Corp., Class A	Media	01/26/06	1.62%
Procter & Gamble Co.	Household & Personal Products	04/12/06	1.04%
Rio Tinto PLC	Materials	01/13/06	0.21%
Sears Holdings Corp.	Retailing	12/05/06	0.24%
Sprint Nextel Corp.	Telecommunication Services	03/09/06	1.06%
UnitedHealth Group Inc.	Health Care Equipment & Services	10/19/06	1.02%

Positions Closed (01/01/06 - 12/31/06)

(Gains and losses greater than $1,000,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Centerpoint Properties Trust	Real Estate	03/09/06	$6,297,870
Embarq Corp.	Telecommunication Services	06/14/06	(126,328)
Fifth Third Bancorp	Commercial Banks	06/29/06	(2,164,438)
Golden West Financial Corp.	Thrift & Mortgage Finance	10/02/06	6,085,058
HCA, Inc.	Health Care Equipment & Services	09/19/06	1,747,226
Lexmark International, Inc., Class A	Technology Hardware &
	Equipment	06/15/06	(101,629)
Lloyds TSB Group PLC, ADR	Commercial Banks	08/21/06	608,685
Marsh & McLennan Cos, Inc.	Insurance Brokers	06/29/06	(957,382)
Telewest Global, Inc.	Telecommunication Services	03/06/06	(283,319)

5

DAVIS VALUE PORTFOLIO

FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2006			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
One-Year	15.00%		(07/01/06)	(12/31/06)	(07/01/06-12/31/06)
Five-Year	8.97%	Actual	$1,000.00	$1,113.39	$4.31
Life of Fund (July 1, 1999 through		Hypothetical (5% return
December 31, 2006)	5.96%	before expenses)	$1,000.00	$1,021.12	$4.13

*Expenses are equal to the Fund’s annualized expense ratio (0.81%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See Notes to Performance on page 7 for a description of the “Expense Example”.

$10,000 invested at commencement of operations. Let’s say you invested $10,000 in Davis Value Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2006 the value of your investment would have grown to $15,442 – a 54.42% increase on your initial investment. For comparison, look at how the Standard & Poor’s 500® Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $11,578 – a 15.78% increase.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Value Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

6

DAVIS VALUE PORTFOLIO

NOTES TO PERFORMANCE

The following disclosure provides important information regarding the Fund’s Expense Example, which appears in the Fund’s Performance section of this Annual Report. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is from 07/01/06 to 12/31/06. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

7

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2006

Value
Shares	Security	(Note 1)
COMMON STOCK – (93.98%)

AUTOMOBILES & COMPONENTS – (1.90%)
207,700	Harley-Davidson, Inc.	$14,636,619
CAPITAL GOODS – (3.96%)
1,005,558	Tyco International Ltd.	30,568,963
CAPITAL MARKETS – (2.43%)
156,720	Ameriprise Financial, Inc.	8,541,240
82,300	Mellon Financial Corp.	3,468,945
65,100	Morgan Stanley	5,301,093
20,900	State Street Corp.	1,409,496
		18,720,774
COMMERCIAL BANKS – (7.92%)
122,100	Commerce Bancorp, Inc.	4,306,467
1,149,420	HSBC Holdings PLC (United Kingdom)	20,952,764
309,444	Wachovia Corp.	17,622,836
513,200	Wells Fargo & Co.	18,249,392
		61,131,459
COMMERCIAL SERVICES & SUPPLIES – (0.86%)
80,400	D&B Corp.*	6,656,316
CONSUMER DURABLES & APPAREL – (0.24%)
22,939	Hunter Douglas NV (Netherlands)	1,844,090
CONSUMER FINANCE – (4.32%)
549,000	American Express Co.	33,307,830
CONSUMER SERVICES – (1.22%)
49,900	Apollo Group, Inc., Class A*	1,943,106
324,800	H&R Block, Inc.	7,483,392
		9,426,498
DIVERSIFIED FINANCIAL SERVICES – (7.29%)
292,733	Citigroup Inc.	16,305,228
623,248	JPMorgan Chase & Co.	30,102,878
142,600	Moody’s Corp.	9,847,956
		56,256,062
ENERGY – (11.35%)
57,400	Canadian Natural Resources Ltd. (Canada)	3,055,402
2,659,900	China Coal Energy Co., Shares H* (China)	1,733,758
458,642	ConocoPhillips	32,999,292
234,500	Devon Energy Corp.	15,730,260
199,700	EOG Resources, Inc.	12,471,265

8

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2006

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

ENERGY – (Continued)
319,500	Occidental Petroleum Corp.	$15,601,185
74,700	Transocean Inc.*	6,042,483
		87,633,645
FOOD & STAPLES RETAILING – (5.17%)
504,100	Costco Wholesale Corp.	26,644,205
286,600	Wal-Mart Stores, Inc.	13,235,188
		39,879,393
FOOD, BEVERAGE & TOBACCO – (6.72%)
378,900	Altria Group, Inc.	32,517,198
117,400	Diageo PLC, ADR (United Kingdom)	9,310,994
145,940	Heineken Holding NV (Netherlands)	5,933,562
82,200	Hershey Co.	4,093,560
		51,855,314
HEALTH CARE EQUIPMENT & SERVICES – (3.46%)
101,200	Cardinal Health, Inc.	6,520,316
164,300	Caremark Rx, Inc.	9,383,173
40,800	Express Scripts, Inc.*	2,922,504
146,600	UnitedHealth Group Inc.	7,876,818
		26,702,811
HOUSEHOLD & PERSONAL PRODUCTS – (1.41%)
85,700	Avon Products, Inc.	2,831,528
124,800	Procter & Gamble Co.	8,020,896
		10,852,424
INSURANCE BROKERS – (0.62%)
134,700	Aon Corp.	4,760,298
LIFE & HEALTH INSURANCE – (0.45%)
41,300	Principal Financial Group, Inc.	2,424,310
25,400	Sun Life Financial Inc. (Canada)	1,075,690
		3,500,000
MATERIALS – (3.99%)
86,300	BHP Billiton PLC (United Kingdom)	1,579,076
59,200	Martin Marietta Materials, Inc.	6,151,472
30,600	Rio Tinto PLC (United Kingdom)	1,628,485
250,200	Sealed Air Corp.	16,242,984
58,100	Vulcan Materials Co.	5,221,447
		30,823,464

9

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2006

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

MEDIA – (6.96%)
587,721	Comcast Corp., Special Class A*	$24,625,510
30,400	Gannett Co., Inc.	1,837,984
84,700	Lagardere S.C.A. (France)	6,820,303
23,610	Liberty Media Corp. - Capital, Series A*	2,313,072
581,700	News Corp., Class A	12,494,916
139,972	NTL Inc.	3,537,792
30,500	WPP Group PLC, ADR (United Kingdom)	2,067,443
		53,697,020
MULTI-LINE INSURANCE – (6.21%)
454,837	American International Group, Inc.	32,593,619
369,300	Loews Corp.	15,314,871
		47,908,490
PROPERTY & CASUALTY INSURANCE – (5.73%)
5,300	Ambac Financial Group, Inc.	472,071
234	Berkshire Hathaway Inc., Class A*	25,737,660
42	Berkshire Hathaway Inc., Class B*	153,972
36,200	Chubb Corp.	1,915,342
1,300	Markel Corp.*	624,130
634,300	Progressive Corp. (Ohio)	15,362,746
		44,265,921
REINSURANCE – (0.90%)
112,437	Transatlantic Holdings, Inc.	6,982,338
RETAILING – (2.78%)
121,200	Amazon.com, Inc.*	4,783,158
106,200	Bed Bath & Beyond Inc.*	4,046,751
39,900	CarMax, Inc.*	2,139,837
47,750	Expedia, Inc.*	1,002,750
45,450	IAC/InterActiveCorp*	1,688,240
108,950	Liberty Media Corp. - Interactive, Series A*	2,350,051
116,200	Lowe’s Cos, Inc.	3,619,630
11,100	Sears Holdings Corp.*	1,864,689
		21,495,106
SOFTWARE & SERVICES – (3.34%)
229,226	Iron Mountain Inc.*	9,476,203
545,300	Microsoft Corp.	16,279,931
		25,756,134

10

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2006

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

TECHNOLOGY HARDWARE & EQUIPMENT – (1.42%)
180,300	Dell Inc.*	$4,520,121
116,000	Hewlett-Packard Co.	4,778,040
83,300	Nokia Oyj, ADR (Finland)	1,692,656
		10,990,817
TELECOMMUNICATION SERVICES – (1.56%)
148,100	SK Telecom Co., Ltd., ADR (South Korea)	3,921,688
431,100	Sprint Nextel Corp.	8,143,479
		12,065,167
TRANSPORTATION – (1.77%)
1,223,694	China Merchants Holdings International Co., Ltd. (Hong Kong)	5,018,557
1,054,200	Cosco Pacific Ltd. (Hong Kong)	2,463,952
36,500	Kuehne & Nagel International AG, Registered (Switzerland)	2,655,499
46,600	United Parcel Service, Inc., Class B	3,494,068
		13,632,076

	Total Common Stock – (identified cost $476,365,532)	725,349,029

CONVERTIBLE BONDS – (0.38%)

TELECOMMUNICATION SERVICES – (0.38%)
$1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $1,600,000)	2,908,000

11

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2006

		Value
Principal	Security	(Note 1)
SHORT TERM INVESTMENTS – (4.58%)

$12,673,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.33%,
	01/02/07, dated 12/29/06, repurchase value of $12,680,505
	(collateralized by: U.S. Government agency mortgages in a pooled cash
	account, 4.00%-7.00%, 07/01/19-12/01/36, total market
	value $12,926,460)	$12,673,000
13,578,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.35%,
	01/02/07, dated 12/29/06, repurchase value of $13,586,071
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.39%-6.493%, 02/01/34-09/01/36, total market
	value $13,849,560)	13,578,000
9,116,000	UBS Securities LLC Joint Repurchase Agreement, 5.32%,
	01/02/07, dated 12/29/06, repurchase value of $9,121,389 (collateralized
	by: U.S. Government agency mortgages in a pooled cash account,
	4.50%-7.50%, 03/01/08-12/01/36, total market value $9,298,320)	9,116,000

	Total Short Term Investments – (identified cost $35,367,000)	35,367,000

	Total Investments – (98.94%) – (identified cost $513,332,532) – (a)	763,624,029
	Other Assets Less Liabilities – (1.06%)	8,204,299
	Net Assets – (100.00%)	$771,828,328

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)  Aggregate cost for Federal Income Tax purposes is $514,562,240. At December 31, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$253,001,478
Unrealized depreciation	(3,939,689)
Net unrealized appreciation	$249,061,789

See Notes to Financial Statements

12

DAVIS VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

At December 31, 2006

ASSETS:
Investments in securities, at value (see accompanying Schedule of Investments)
(identified cost $513,332,532)	$763,624,029
Cash	113,890
Receivables:
Dividends and interest	919,077
Capital stock sold	2,352,206
Investment securities sold	5,653,499
Total assets	772,662,701
LIABILITIES:
Payables:
Capital stock redeemed	109,753
Investment securities purchased	176,595
Accrued expenses	42,438
Accrued management fees	505,587
Total liabilities	834,373
NET ASSETS	$771,828,328

SHARES OUTSTANDING (NOTE 4)	52,941,581

NET ASSET VALUE, offering, and redemption price per share
(Net Assets ÷ Shares Outstanding)	$14.58

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$52,942
Additional paid-in capital	530,502,705
Undistributed net investment income	127,913
Accumulated net realized losses from investments and foreign currency transactions	(9,146,937)
Net unrealized appreciation on investments and foreign currency transactions	250,291,705
Net Assets	$771,828,328

See Notes to Financial Statements

13

DAVIS VALUE PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended December 31, 2006

INVESTMENT INCOME:
Income:
Dividends (Net of foreign withholding taxes of $53,225)		$10,360,450
Interest		933,239
Total income		11,293,689

Expenses:
Management fees (Note 2)	$5,172,381
Custodian fees	166,235
Transfer agent fees	14,404
Audit fees	16,800
Accounting fees (Note 2)	6,000
Legal fees	14,136
Reports to shareholders	51,964
Directors’ fees and expenses	110,793
Registration and filing fees	2,561
Miscellaneous	17,560
Total expenses		5,572,834
Expenses paid indirectly (Note 5)		(1,267)
Net expenses		5,571,567
Net investment income		5,722,122

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions		14,153,843
Foreign currency transactions		(2,182)
Net increase in unrealized appreciation on investments and foreign currency
transactions		80,121,104
Net realized and unrealized gain on investments and foreign currency
transactions		94,272,765
Net increase in net assets resulting from operations		$99,994,887

See Notes to Financial Statements

14

DAVIS VALUE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended December 31,
	2006	2005
OPERATIONS:
Net investment income	$5,722,122	$5,683,326
Net realized gain from investments and foreign
currency transactions	14,151,661	13,734,031
Net increase in unrealized appreciation on investments
and foreign currency transactions	80,121,104	38,361,868
Net increase in net assets resulting from operations	99,994,887	57,779,225

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(5,581,446)	(5,657,876)
Distributions in excess of net investment income	–	(262,594)

CAPITAL SHARE TRANSACTIONS (NOTE 4)	57,046,031	(116,212,836)

Total increase (decrease) in net assets	151,459,472	(64,354,081)

NET ASSETS:
Beginning of year	620,368,856	684,722,937
End of year*	$771,828,328	$620,368,856

*Including undistributed (overdistributed) net
investment income of	$127,913	$(10,581)

See Notes to Financial Statements

15

DAVIS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A.    VALUATION OF SECURITIES - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B.     MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements, until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.    CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.    FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

16

DAVIS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2006

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

D.	FOREIGN CURRENCY - (Continued)

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E.     FEDERAL INCOME TAXES - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required. At December 31, 2006, the Fund had approximately $803,000 of post October 2006 losses available to offset future capital gains, if any, which expire in 2015. At December 31, 2006, the Fund had available for Federal Income Tax purposes unused capital loss carryforwards of $3,583,000 and $3,532,000, which expire in 2011 and 2012, respectively.

F.     USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.    INDEMNIFICATION - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

H.    SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include returns of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

17

DAVIS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2006

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

I.      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and net operating losses. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. During the year ended December 31, 2006, amounts have been reclassified to reflect a decrease in undistributed net investment income of $2,182 and a corresponding decrease in accumulated net realized loss.

The tax character of distributions paid during the years ended December 31, 2006 and 2005, was as follows:

	2006	2005
Ordinary income	$5,581,446	$5,920,470

As of December 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed net investment income	$127,913
Accumulated net realized loss from investments and foreign currency transactions	(7,917,229)
Net unrealized appreciation on investments	249,061,997
Total	$241,272,681

J.     NEW ACCOUNTING PRONOUNCEMENT - In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. The Fund is required to record any change in NAV related to the implementation of FIN 48 no later than the last business day of the semi-annual reporting period, and the effects of FIN 48 would be reflected in the Fund’s Semi-Annual Report. The Fund does not believe the impact from adopting FIN 48 will materially impact the financial statement amounts.

18

DAVIS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2006

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

J.	NEW ACCOUNTING PRONOUNCEMENT - (Continued)

In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to Davis Advisors, the Fund’s investment adviser (the “Adviser”) at an annual rate of 0.75% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the year ended December 31, 2006 amounted to $49. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the year ended December 31, 2006 amounted to $6,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2006 were $136,601,858 and $127,862,905, respectively.

19

DAVIS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2006

NOTE 4 - CAPITAL STOCK

At December 31, 2006, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31,
	2006	2005
Shares sold	11,945,395	4,065,366
Shares issued in reinvestment of distributions	380,703	461,408
	12,326,098	4,526,774
Shares redeemed	(7,955,715)	(14,059,706)
Net increase (decrease)	4,370,383	(9,532,932)

Proceeds from shares sold	$157,592,888	$48,943,534
Proceeds from shares issued in reinvestment of distributions	5,581,115	5,919,855
	163,174,003	54,863,389
Cost of shares redeemed	(106,127,972)	(171,076,225)
Net increase (decrease)	$57,046,031	$(116,212,836)

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, the Fund’s custodian fee is reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $1,267 during the year ended December 31, 2006.

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the year ended December 31, 2006.

20

DAVIS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Financial Highlights for a share of capital stock outstanding throughout each period:

	Year ended December 31,
	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$12.77	$11.78	$10.57	$8.20	$9.87

Income (Loss) From Investment
Operations:
Net Investment Income	0.11	0.12	0.09	0.07	0.06
Net Realized and Unrealized
Gains (Losses)	1.81	0.99	1.21	2.37	(1.66)
Total From Investment Operations	1.92	1.11	1.30	2.44	(1.60)

Dividends and Distributions:
Dividends from Net Investment Income	(0.11)	(0.11)	(0.09)	(0.07)	(0.06)
Return of Capital	–	–	– [3]	–	(0.01)
Distributions in Excess of Net
Investment Income	–	(0.01)	–	–	–
Total Dividends and Distributions	(0.11)	(0.12)	(0.09)	(0.07)	(0.07)

Net Asset Value, End of Period	$14.58	$12.77	$11.78	$10.57	$8.20

Total Return[1]	15.00%	9.44%	12.33%	29.76%	(16.26)%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$771,828	$620,369	$684,723	$485,002	$283,039
Ratio of Expenses to Average Net Assets	0.81%	0.81%	0.81%	0.82%	0.83%
Ratio of Net Investment Income
to Average Net Assets	0.83%	0.87%	0.87%	0.90%	0.70%
Portfolio Turnover Rate[2]	19%	14%	4%	7%	24%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Less than $0.005 per share.

See Notes to Financial Statements

21

DAVIS VALUE PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

of Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Value Portfolio (a separate series of the Davis Variable Account Fund, Inc.), including the schedule of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Value Portfolio as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

February 2, 2007

22

DAVIS VALUE PORTFOLIO

For the year ended December 31, 2006 (Unaudited)

Federal Income Tax Information

Income dividends paid by the Fund during the calendar year ended 2006 should be multiplied by 100% to arrive at the net amount eligible for the corporate dividends received deduction.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

23

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, effective January 1, 2006, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex
Name	Held With	Time	During Past Five	Overseen by	Other Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Trust (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (REIT) and former Co-chairman and CEO for the last 22 years (until 2006).	13

Director, DCT Industrial; Trustee, Children's Memorial Hospital of Chicago; past Chairman of the Metropolitan Planning Council of Chicago; former member of the NAREIT executive committee; various other NFP and school boards / roles

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank.

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development); retired Chairman and President, Public Service Company of New Mexico.	13	Director, CH2M-Hill, Inc. (engineering); Chairman, Santa Fe Center Enterprises; Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

24

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex
Name	Held With	Time	During Past Five	Overseen by	Other Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Independent Directors – (Continued)

D. James Guzy (3/7/36)	Director	Director since 1982 (retired 12/31/06)	Chairman, PLX Technology, Inc. (semi-conductor manufacturer).	13

Director, Intel Corp. (semi-conductor manufacturer); Cirrus Logic Corp. (semi-conductor manufacturer); Alliance Technology Fund (a mutual fund); Micro Component Technology, Inc. (micro-circuit handling and testing equipment manufacturer); LogicVision, Inc. (semi-conductor software company); and Tessera Technologies, Inc. (semi-conductor packaging company).

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Retired; Managing General Partner, Avanti Partners, L.P. from 1990-2005 (investment partnership).	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a managing director and global head of marketing and distribution for Lazard Asset Management (an investment management firm) for ten years.	13	none

25

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex
Name	Held With	Time	During Past Five	Overseen by	Other Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Independent Directors – (Continued)

Theodore B. Smith, Jr. (12/23/32)	Director	Director since 1994 (retired 12/31/06)	Chairman, John Hassall, Inc. (fastener manufacturing); Chairman, Cantrock Realty and Mayor, Incorporated Village of Mill Neck, NY.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm); President and Chief Executive Officer of Mulford Securities Corporation (private investment fund) until 1990; formerly Vice President of Goldman Sachs & Co. (investment banking); Chairman, Board of Trustees, American Scandinavian Foundation.	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust); former Chief Administrative Officer, Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

26

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex
Name	Held With	Time	During Past Five	Overseen by	Other Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

27

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President
John S. Gates, Jr.	Andrew A. Davis
Thomas S. Gayner	Vice President
Jerry D. Geist	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President & Principal
Samuel H. Iapalucci	Executive Officer
Robert P. Morgenthau	Sharra L. Haynes
Christian R. Sonne	Vice President & Chief Compliance Officer
Marsha Williams	Douglas A. Haines
Vice President & Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Value Portfolio including management fee, charges and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279, or on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

28

Management’s Discussion and Analysis	2

Fund Performance and Supplementary Information	4

Schedule of Investments	8

Statement of Assets and Liabilities	11

Statement of Operations	12

Statements of Changes in Net Assets	13

Notes to Financial Statements	14

Financial Highlights	19

Report of Independent Registered Public Accounting Firm	20

Fund Information	21

Directors and Officers	22

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the year ended December 31, 2006, the stock market, as measured by the Standard & Poor’s 500® Index1, increased by 15.79%. U.S. economic activity, as measured by the gross domestic product (“GDP”), increased between 2.0% and 5.6% over the four calendar quarters of 2006. Interest rates, as measured by the 10-year Treasury bond, began 2006 a little above 4.4%, peaked in June at about 5.1%, and ended the year just below 4.6%.

Davis Financial Portfolio

Performance Overview

Davis Financial Portfolio returned 18.50% for the year ended December 31, 20062, compared to its benchmark, the Standard & Poor’s 500® Index1, which returned 15.79%.

Financial service companies as a whole turned in a stronger performance than the S&P 500® Index. The specific financial service companies, which the Portfolio owned, out-performed the majority of financial service companies in the Index. The Portfolio’s non-financial holdings overall also made positive contributions3 to performance.

Diversified financial companies were the most important contributors to the Portfolio’s performance over the year. The Portfolio holds a significant investment in these companies and this sector out-performed the Index. First Marblehead4, American Express, JPMorgan Chase, Ameriprise Financial, and Moody’s were among the top contributors to performance.

Insurance companies were also important contributors to the Portfolio’s performance over the year. This sector represented the Portfolio’s largest investment over the year and it out-performed the Index. Loews, China Life, and Markel were among the top contributors to performance. Progressive, Transatlantic Holdings, and Everest Re Group were among the top detractors from performance.

Overall, banking companies made important contributions to performance over the year. Golden West Financial and Wells Fargo were among the top contributors to performance. HSBC Holdings was among the top detractors from performance. Golden West Financial was acquired by Wachovia in October 2006.

The Portfolio makes investments in non-financial companies. Investments in industrial companies helped performance while investments in consumer discretionary companies hindered performance. H&R Block, a consumer discretionary company, was among the top detractors from performance.

______________________________

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds (including Davis Financial Portfolio) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

2

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Financial Portfolio are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

1      The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

2      Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended December 31, 2006.

			PORTFOLIO’S
			INCEPTION
	1-YEAR	5-YEAR	(July 1, 1999)
Davis Financial Portfolio	18.50%	9.26%	7.30%
Standard & Poor’s 500® Index	15.79%	6.19%	1.97%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

3      A company’s or sector’s contribution to the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4      This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

Shares of the Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

3

DAVIS FINANCIAL PORTFOLIO

FUND OVERVIEW

At December 31, 2006

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

			Fund	S&P 500®
Common Stock	92.71%	Diversified Financials	35.71%	10.50%
Short Term Investments	6.78%	Insurance	32.09%	4.86%
Other Assets & Liabilities	0.51%	Banks	19.04%	5.65%
	100.00%	Capital Goods	4.00%	8.59%
		Food, Beverage & Tobacco	2.78%	4.72%
		Commercial Services & Supplies	2.52%	0.55%
		Materials	1.94%	2.96%
		Consumer Services	1.92%	1.74%
		Technology	–	15.11%
		Health Care	–	12.01%
		Energy	–	9.94%
		Other	–	23.37%
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
American Express Co.	Consumer Finance	8.68%
Transatlantic Holdings, Inc.	Reinsurance	6.91%
First Marblehead Corp.	Consumer Finance	6.19%
Moody’s Corp.	Diversified Financial Services	5.85%
Loews Corp.	Multi-Line Insurance	4.93%
American International Group, Inc.	Multi-Line Insurance	4.62%
JPMorgan Chase & Co.	Diversified Financial Services	4.56%
Wells Fargo & Co.	Commercial Banks	4.35%
Mellon Financial Corp.	Capital Markets	4.23%
Markel Corp.	Property & Casualty Insurance	4.19%

4

DAVIS FINANCIAL PORTFOLIO

PORTFOLIO ACTIVITY

January 1, 2006 through December 31, 2006

New Positions Added (01/01/06 - 12/31/06)

(Highlighted positions are those greater than 4.00% of 12/31/06 total net assets)

			% of 12/31/06
		Date of 1st	Fund
Security	Industry	Purchase	Net Assets
HSBC Holdings PLC	Commercial Banks	10/09/06	4.05%
Mellon Financial Corp.	Capital Markets	10/09/06	4.23%
State Bank of India, GDR	Commercial Banks	12/05/06	1.35%

Positions Closed (01/01/06 - 12/31/06)

(Gains greater than $500,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	06/15/06	$209,680
Berkshire Hathaway Inc., Class B	Property & Casualty Insurance	06/09/06	527,860
Golden West Financial Corp.	Thrift & Mortgage Finance	10/02/06	1,663,342

5

DAVIS FINANCIAL PORTFOLIO

FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2006			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
One-Year	18.50%		(07/01/06)	(12/31/06)	(07/01/06-12/31/06)
Five-Year	9.26%	Actual	$1,000.00	$1,161.54	$4.52
Life of Fund (July 1, 1999 through		Hypothetical (5% return
December 31, 2006)	7.30%	before expenses)	$1,000.00	$1,021.02	$4.23

*Expenses are equal to the Fund’s annualized expense ratio (0.83%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See Notes to Performance on page 7 for a description of the “Expense Example”.

$10,000 invested at commencement of operations. Let’s say you invested $10,000 in Davis Financial Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2006 the value of your investment would have grown to $16,967 – a 69.67% increase on your initial investment. For comparison, look at how the Standard & Poor’s 500® Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $11,578 – a 15.78% increase.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Financial Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

6

DAVIS FINANCIAL PORTFOLIO

NOTES TO PERFORMANCE

The following disclosure provides important information regarding the Fund’s Expense Example, which appears in the Fund’s Performance section of this Annual Report. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is from 07/01/06 to 12/31/06. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

7

DAVIS FINANCIAL PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2006

Value
Shares	Security	(Note 1)
COMMON STOCK – (92.71%)

CAPITAL GOODS – (3.71%)
190,000	Tyco International Ltd.	$5,776,000
CAPITAL MARKETS – (7.82%)
102,860	Ameriprise Financial, Inc.	5,605,870
156,300	Mellon Financial Corp.	6,588,045
		12,193,915
COMMERCIAL BANKS – (17.65%)
179,900	Commerce Bancorp, Inc.	6,345,073
346,000	HSBC Holdings PLC (United Kingdom)	6,307,230
13,300	ICICI Bank Ltd., ADR (India)	555,142
28,300	State Bank of India, GDR (India)	2,105,520
95,014	Wachovia Corp.	5,411,047
190,600	Wells Fargo & Co.	6,777,736
		27,501,748
COMMERCIAL SERVICES & SUPPLIES – (2.34%)
44,000	D&B Corp.*	3,642,760
CONSUMER FINANCE – (14.87%)
222,800	American Express Co.	13,517,276
176,550	First Marblehead Corp.	9,648,457
		23,165,733
CONSUMER SERVICES – (1.78%)
120,200	H&R Block, Inc.	2,769,408
DIVERSIFIED FINANCIAL SERVICES – (10.41%)
147,048	JPMorgan Chase & Co.	7,102,418
132,000	Moody’s Corp.	9,115,920
		16,218,338
FOOD, BEVERAGE & TOBACCO – (2.58%)
46,800	Altria Group, Inc.	4,016,376
LIFE & HEALTH INSURANCE – (2.82%)
86,931	China Life Insurance Co., Ltd., ADR (China)	4,390,893
MATERIALS – (1.80%)
43,200	Sealed Air Corp.	2,804,544
MULTI-LINE INSURANCE – (9.55%)
100,387	American International Group, Inc.	7,193,732
185,400	Loews Corp.	7,688,538
		14,882,270

8

DAVIS FINANCIAL PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2006

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

PROPERTY & CASUALTY INSURANCE – (8.37%)
52,100	FPIC Insurance Group, Inc.*	$2,027,993
13,600	Markel Corp.*	6,529,360
185,400	Progressive Corp. (Ohio)	4,490,388
		13,047,741
REINSURANCE – (9.01%)
33,300	Everest Re Group, Ltd.	3,267,063
173,437	Transatlantic Holdings, Inc.	10,770,438
		14,037,501

	Total Common Stock – (identified cost $96,247,533)	144,447,227

SHORT TERM INVESTMENTS – (6.78%)

$3,784,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.33%,
	01/02/07, dated 12/29/06, repurchase value of $3,786,241
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.00%-7.00%, 07/01/19-12/01/36, total market
	value $3,859,680)	3,784,000
4,054,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.35%,
	01/02/07, dated 12/29/06, repurchase value of $4,056,410
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.39%-6.493%, 02/01/34-09/01/36, total market
	value $4,135,080)	4,054,000
2,722,000	UBS Securities LLC Joint Repurchase Agreement, 5.32%,
	01/02/07, dated 12/29/06, repurchase value of $2,723,609
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.50%-7.50%, 03/01/08-12/01/36, total market
	value $2,776,440)	2,722,000

	Total Short Term Investments – (identified cost $10,560,000)	10,560,000

Total Investments – (99.49%) – (identified cost $106,807,533) – (a)	155,007,227
Other Assets Less Liabilities – (0.51%)	799,833
Net Assets – (100.00%)	$155,807,060

*Non-Income Producing Security.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

9

DAVIS FINANCIAL PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2006

(a)   Aggregate cost for Federal Income Tax purposes is $107,123,360. At December 31, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$48,096,614
Unrealized depreciation	(212,747)
Net unrealized appreciation	$47,883,867

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

At December 31, 2006

ASSETS:
Investments in securities, at value (see accompanying Schedule of Investments)
(identified cost $106,807,533)	$155,007,227
Cash	146,220
Receivables:
Dividends and interest	133,692
Capital stock sold	825,461
Total assets	156,112,600
LIABILITIES:
Payables:
Capital stock redeemed	4,301
Investment securities purchased	182,272
Accrued expenses	19,082
Accrued management fees	99,885
Total liabilities	305,540
NET ASSETS	$155,807,060

SHARES OUTSTANDING (NOTE 4)	9,562,654

NET ASSET VALUE, offering, and redemption price per share
(Net Assets ÷ Shares Outstanding)	$16.29

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$9,563
Additional paid-in capital	107,904,110
Undistributed net investment income	779
Accumulated net realized losses from investments and foreign currency transactions	(307,086)
Net unrealized appreciation on investments and foreign currency transactions	48,199,694
Net Assets	$155,807,060

See Notes to Financial Statements

11

DAVIS FINANCIAL PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended December 31, 2006

INVESTEMENT INCOME:
Income:
Dividends		$1,467,413
Interest		451,505
Total income		1,918,918

Expenses:
Management fees (Note 2)	$963,052
Custodian fees	36,757
Transfer agent fees	8,366
Audit fees	13,200
Accounting fees (Note 2)	6,000
Legal fees	2,551
Reports to shareholders	16,164
Directors’ fees and expenses	20,919
Registration and filing fees	521
Miscellaneous	7,594
Total expenses		1,075,124
Expenses paid indirectly (Note 5)		(375)
Net expenses		1,074,749
Net investment income		844,169

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions		2,410,987
Foreign currency transactions		(3,109)
Net increase in unrealized appreciation of investments and foreign currency
Transactions		19,346,243
Net realized and unrealized gain on investments and foreign currency
transactions		21,754,121
Net increase in net assets resulting from operations		$22,598,290

See Notes to Financial Statements

12

DAVIS FINANCIAL PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended December 31,
	2006	2005
OPERATIONS:
Net investment income	$844,169	$580,773
Net realized gain (loss) from investments and foreign
currency transactions	2,407,878	(237,423)
Net increase in unrealized appreciation of investments
and foreign currency transactions	19,346,243	8,785,860
Net increase in net assets resulting from operations	22,598,290	9,129,210

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(842,056)	(575,947)
Realized gains from investment transactions	(98,309)	–

CAPITAL SHARE TRANSACTIONS (NOTE 4)	10,089,243	6,232,880

Total increase in net assets	31,747,168	14,786,143

NET ASSETS:
Beginning of year	124,059,892	109,273,749
End of year*	$155,807,060	$124,059,892

*Including undistributed net investment
income of	$779	$1,775

See Notes to Financial Statements

13

DAVIS FINANCIAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A.    VALUATION OF SECURITIES - The Fund calculates the net asset value of shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B.     MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.    CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.    FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

14

DAVIS FINANCIAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2006

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

D.	FOREIGN CURRENCY - (Continued)

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E.     FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required. During the year ended December 31, 2006, the Fund utilized $2,294,000 of capital loss carryforward from the prior year. At December 31, 2006, the Fund had no capital loss carryforwards available to offset future gains.

F.     USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.    INDEMNIFICATION - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

H.    SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

I.      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and net operating losses. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2006, amounts have been reclassified to reflect a decrease in undistributed net investment income of $3,109 and a corresponding decrease in accumulated net realized loss.

15

DAVIS FINANCIAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2006

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

I.	DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - (Continued)

The tax character of distributions paid during the years ended December 31, 2006 and 2005, was as follows:

	2006	2005
Ordinary income	$842,056	$575,947
Long-term capital gain	98,309	–
	$940,365	$575,947

As of December 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed net investment income	$779
Accumulated net realized gain from investments and foreign currency
transactions	8,741
Net unrealized appreciation on investments	47,883,867
Total	$47,893,387

J.     NEW ACCOUNTING PRONOUNCEMENT - In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. The Fund is required to record any change in NAV related to the implementation of FIN 48 no later than the last business day of the semi-annual reporting period, and the effects of FIN 48 would be reflected in the Fund’s Semi-Annual Report. The Fund does not believe the impact from adopting FIN 48 will materially impact the financial statement amounts.

In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

16

DAVIS FINANCAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2006

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to Davis Advisors, the Fund’s investment adviser (the “Adviser”). The fee for Davis Financial Portfolio is 0.75% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the year ended December 31, 2006 amounted to $27. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the year ended December 31, 2006 amounted to $6,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2006 were $16,813,459 and $11,312,610, respectively.

NOTE 4 - CAPITAL STOCK

At December 31, 2006, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31,
	2006	2005
Shares sold	2,006,880	1,618,956
Shares issued in reinvestment of distributions	57,524	41,615
	2,064,404	1,660,571
Shares redeemed	(1,474,873)	(1,210,021)
Net increase	589,531	450,550

Proceeds from shares sold	$30,212,476	$20,994,555
Proceeds from shares issued in reinvestment of distributions	940,365	575,947
	31,152,841	21,570,502
Cost of shares redeemed	(21,063,598)	(15,337,622)
Net increase	$10,089,243	$6,232,880

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, the Fund’s custodian fee is reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $375 during the year ended December 31, 2006.

17

DAVIS FINANCIAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2006

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the year ended December 31, 2006.

18

DAVIS FINANCIAL PORTFOLIO

FINANCIAL HIGHLIGHTS

Financial Highlights for a share of capital stock outstanding throughout each period:

	Year ended December 31,
	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$13.83	$12.82	$11.66	$8.85	$10.67

Income (Loss) From Investment
Operations:
Net Investment Income	0.09	0.07	0.04	0.04	0.02
Net Realized and Unrealized
Gains (Losses)	2.47	1.00	1.16	2.81	(1.82)
Total From Investment Operations	2.56	1.07	1.20	2.85	(1.80)

Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.06)	(0.04)	(0.04)	(0.02)
Distributions from Realized Gains	(0.01)	–	–	–	–
Total Dividends and Distributions	(0.10)	(0.06)	(0.04)	(0.04)	(0.02)

Net Asset Value, End of Period	$16.29	$13.83	$12.82	$11.66	$8.85

Total Return[1]	18.50%	8.38%	10.32%	32.15%	(16.84)%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$155,807	$124,060	$109,274	$71,179	$31,709
Ratio of Expenses to Average Net Assets	0.84%	0.85%	0.85%	0.90%	0.99%
Ratio of Net Investment Income
to Average Net Assets	0.66%	0.52%	0.40%	0.48%	0.32%
Portfolio Turnover Rate[2]	9%	21%	6%	10%	23%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

19

DAVIS FINANCIAL PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

of Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Financial Portfolio (a separate series of the Davis Variable Account Fund, Inc.), including the schedule of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Financial Portfolio as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

February 2, 2007

20

DAVIS FINANCIAL PORTFOLIO

For the Year Ended December 31, 2006 (Unaudited)

Federal Income Tax Information

During the calendar year ended 2006 the Fund declared and paid long-term capital gain distributions in the amount of $98,309.

Income dividends paid by the Fund during the calendar year ended 2006 should be multiplied by 100% to arrive at the net amount eligible for the corporate dividend-received deduction.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request by calling 1-800-279-0279, or on the Fund’s website at www.davisfunds.com, or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

21

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, effective January 1, 2006, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex
Name	Held With	Time	During Past Five	Overseen by	Other Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Trust (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (REIT) and former Co-chairman and CEO for the last 22 years (until 2006).	13

Director, DCT Industrial; Trustee, Children's Memorial Hospital of Chicago; past Chairman of the Metropolitan Planning Council of Chicago; former member of the NAREIT executive committee; various other NFP and school boards / roles.

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank.

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development); retired Chairman and President, Public Service Company of New Mexico.	13	Director, CH2M-Hill, Inc. (engineering); Chairman, Santa Fe Center Enterprises; Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

22

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex
Name	Held With	Time	During Past Five	Overseen by	Other Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Independent Directors – (Continued)

D. James Guzy (3/7/36)	Director	Director since 1982 (retired 12/31/06)	Chairman, PLX Technology, Inc. (semi-conductor manufacturer).	13

Director, Intel Corp. (semi-conductor manufacturer); Cirrus Logic Corp. (semi-conductor manufacturer); Alliance Technology Fund (a mutual fund); Micro Component Technology, Inc. (micro-circuit handling and testing equipment manufacturer); LogicVision, Inc. (semi-conductor software company); and Tessera Technologies, Inc. (semi-conductor packaging company).

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Retired; Managing General Partner, Avanti Partners, L.P. from 1990-2005 (investment partnership).	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a managing director and global head of marketing and distribution for Lazard Asset Management (an investment management firm) for ten years.	13	none

23

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex
Name	Held With	Time	During Past Five	Overseen by	Other Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Independent Directors – (Continued)

Theodore B. Smith, Jr. (12/23/32)	Director	Director since 1994 (retired 12/31/06)	Chairman, John Hassall, Inc. (fastener manufacturing); Chairman, Cantrock Realty and Mayor, Incorporated Village of Mill Neck, NY.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm); President and Chief Executive Officer of Mulford Securities Corporation (private investment fund) until 1990; formerly Vice President of Goldman Sachs & Co. (investment banking); Chairman, Board of Trustees, American Scandinavian Foundation.	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust); former Chief Administrative Officer, Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

24

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex
Name	Held With	Time	During Past Five	Overseen by	Other Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

25

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President
John S. Gates, Jr.	Andrew A. Davis
Thomas S. Gayner	Vice President
Jerry D. Geist	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President & Principal
Samuel H. Iapalucci	Executive Officer
Robert P. Morgenthau	Sharra L. Haynes
Christian R. Sonne	Vice President & Chief Compliance Officer
Marsha Williams	Douglas A. Haines
Vice President & Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Financial Portfolio including management fee, charges and expenses, see the current Davis Variable Account Fund, Inc. (including Davis Financial Portfolio) prospectus, which must precede or accompany this report. The Davis Variable Account Fund, Inc. Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279, or on the Funds’ website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

26

Management's Discussion and Analysis	2

Fund Performance and Supplementary Information	5

Schedule of Investments	9

Statement of Assets and Liabilities	12

Statement of Operations	13

Statements of Changes in Net Assets	14

Notes to Financial Statements	15

Financial Highlights	20

Report of Independent Registered Public Accounting Firm	21

Fund Information	22

Directors and Officers	23

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the year ended December 31, 2006, the stock market, as measured by the Standard & Poor’s 500® Index1, increased by 15.79%. U.S. economic activity, as measured by the gross domestic product (“GDP”), increased between 2.0% and 5.6% over the four calendar quarters of 2006. Interest rates, as measured by the 10-year Treasury bond, began 2006 a little above 4.4%, peaked in June at about 5.1%, and ended the year just below 4.6%.

Davis Real Estate Portfolio

Performance Overview

Davis Real Estate Portfolio returned 34.37% for the year ended December 31, 20062, compared with a return of 35.88% for the Dow Jones Wilshire Real Estate Securities Index1 (“WRESI Index”). Real Estate companies as a whole did well, as reflected by the fact that the WRESI Index out-performed the Standard & Poor’s 500® Index by a significant margin.

Office REITs contributed3 the most to the Portfolio’s performance over the year. The Portfolio had more invested in office REITs than in any other sector, and the office REITs sector out-performed the WRESI Index. SL Green Realty4, Corporate Office Properties, Alexandria Real Estate Equities, and Boston Properties were among the top contributors to the Portfolio’s performance.

Real estate management & development companies made important contributions to performance. The Portfolio had a significant investment in this sector, and it out-performed the WRESI Index. Forest City was among the top contributors to performance. St. Joe was among the top detractors from performance.

Retail REITs also made important contributions to performance. The Portfolio made a large investment in this sector, and while this sector under-performed the WRESI Index, the specific retail REITs that the Portfolio owned out-performed the retail REITs included in the WRESI Index. Developers Diversified and Kimco Realty were among the top contributors to performance. Mills Corp. was among the top detractors from performance. The Portfolio no longer owns Mills Corp.

Other individual companies detracting from performance included Alexander & Baldwin, a transportation company, and DCT Industrial, an industrial REIT.

The Portfolio maintained a cash position over the year, and this hampered relative performance during the strong market for real estate companies.

The Portfolio had approximately 7% of its assets invested in foreign companies at December 31, 2006. As a group, the foreign companies owned by the Portfolio out-performed the WRESI Index.

2

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds (including Davis Real Estate Portfolio) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Real Estate Portfolio are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small and medium capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

[1]	The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.     The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II.   The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted. The beginning date was January 1, 1978, and the Index is rebalanced monthly and returns are calculated on a buy and hold basis.

3

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

2      Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended December 31, 2006.

	1-YEAR	5-YEAR	PORTFOLIO'S INCEPTION (July 1, 1999)
Davis Real Estate Portfolio	34.37%	24.04%	17.76%
Dow Jones Wilshire Real Estate Securities Index	35.88%	24.07%	19.68%
Standard & Poor’s 500® Index	15.79%	6.19%	1.97%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

3      A company’s or sector’s contribution to the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4      This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

Shares of the Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

4

DAVIS REAL ESTATE PORTFOLIO

FUND OVERVIEW

At December 31, 2006

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

				Dow Jones Wilshire Real Estate Securities Index
Common Stock	88.60%
Convertible Bonds	4.02%		Fund
Preferred Stocks	0.17%	Office REITS	23.79%	21.75%
Short Term Investments	4.84%	Retail REITS	21.02%	27.15%
Other Assets & Liabilities	2.37%	Real Estate
	100.00%	Management & Development	15.50%	3.09%
		Diversified REITS	10.83%	8.26%
		Industrial REITS	8.75%	6.94%
		Specialized REITS	8.01%	13.92%
		Residential REITS	5.98%	18.89%
		Transportation	4.63%	–
		Mortgage REITS	1.49%	–
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
Forest City Enterprises, Inc., Class A	Real Estate Management & Development	5.63%
Alexandria Real Estate Equities, Inc.	Office REITS	4.95%
General Growth Properties, Inc.	Retail REITS	4.84%
Cousins Properties, Inc.	Diversified REITS	4.57%
SL Green Realty Corp.	Office REITS	4.33%
Corporate Office Properties Trust	Office REITS	4.32%
Developers Diversified Realty Corp.	Retail REITS	4.15%
Kimco Realty Corp.	Retail REITS	4.14%
Boston Properties, Inc.	Office REITS	4.03%
Vornado Realty Trust, Conv. Sr. Deb., 3.625%, 11/15/26	Diversified REITS	4.02%

5

DAVIS REAL ESTATE PORTFOLIO

PORTFOLIO ACTIVITY

January 1, 2006 through December 31, 2006

New Positions Added (01/01/06 - 12/31/06)

(Highlighted positions are those greater than 1.50% of 12/31/06 total net assets)

			% of 12/31/06
		Date of 1st	Fund
Security	Industry	Purchase	Net Assets
Alexander & Baldwin, Inc.	Transportation	01/23/06	1.87%
Capital & Regional PLC	Real Estate Management & Development	03/20/06	1.26%
DCT Industrial Trust Inc.	Industrial REITS	12/12/06	1.43%
Douglas Emmett, Inc.	Office REITS	10/23/06	–
First Potomac Realty Trust	Industrial REITS	07/14/06	1.78%
Florida Rock Industries, Inc.	Materials	01/20/06	–
Host Hotels & Resorts Inc.	Specialized REITS	10/11/06	3.19%
Macerich Co.	Retail REITS	01/13/06	2.10%
Taubman Centers, Inc.	Retail REITS	11/03/06	0.71%
U-Store-It Trust	Specialized REITS	04/24/06	0.91%
Vornado Realty Trust, Conv. Sr. Deb.,
3.625%, 11/15/26	Diversified REITS	11/15/06	4.02%

Positions Closed (01/01/06 - 12/31/06)

(Gains and losses greater than $400,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Archstone-Smith Trust	Residential REITS	02/14/06	$357,443
Camden Property Trust	Residential REITS	03/02/06	451,907
CarrAmerica Realty Corp.	Office REITS	03/06/06	720,541
Centerpoint Properties Trust	Industrial REITS	01/04/06	57,450
Douglas Emmett, Inc.	Office REITS	10/24/06	72,395
Equity Residential, 9.125%,
Series C, Cum. Pfd	Residential REITS	09/11/06	(825)
Essex Property Trust, Inc.	Residential REITS	03/01/06	867,568
Florida Rock Industries, Inc.	Materials	04/07/06	144,267
Kilroy Realty Corp.	Office REITS	03/17/06	1,533,271
Liberty International PLC	Real Estate Management & Development	09/27/06	390,918
Mills Corp.	Retail REITS	01/10/06	(53,175)
Pan Pacific Retail Properties, Inc.	Retail REITS	10/31/06	523,216
Pennsylvania REIT	Retail REITS	11/08/06	(102,620)
Simon Property Group, Inc.	Retail REITS	11/21/06	1,045,014
Vornado Realty Trust	Diversified REITS	11/20/06	1,685,198

6

DAVIS REAL ESTATE PORTFOLIO

FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2006			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
One-Year	34.37%		(07/01/06)	(12/31/06)	(07/01/06-12/31/06)
Five-Year	24.04%	Actual	$1,000.00	$1,194.42	$4.76
Life of Fund (July 1, 1999		Hypothetical (5% return
through December 31, 2006)	17.76%	before expenses)	$1,000.00	$1,020.87	$4.38

*Expenses are equal to the Fund’s annualized expense ratio (0.86%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See Notes to Performance on page 8 for a description of the “Expense Example”.

$10,000 invested at commencement of operations. Let’s say you invested $10,000 in Davis Real Estate Portfolio on July 1, 1999 (commencement of operations). As the chart shows, by December 31, 2006 the value of your investment would have grown to $34,082 – a 240.82% increase on your initial investment. For comparison, the Dow Jones Wilshire Real Estate Securities Index and the Standard & Poor’s 500® Stock Index are also presented on the chart below.

The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Investments cannot be made directly in the Index. The index used includes net dividends reinvested.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

7

DAVIS REAL ESTATE PORTFOLIO

NOTES TO PERFORMANCE

The following disclosure provides important information regarding the Fund’s Expense Example, which appears in the Fund’s Performance section of this Annual Report. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is from 07/01/06 to 12/31/06. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

8

DAVIS REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2006

Value
Shares	Security	(Note 1)
COMMON STOCK – (88.60%)

DIVERSIFIED REITS – (6.03%)
116,400	Cousins Properties, Inc.	$4,105,428
105,100	Spirit Finance Corp.	1,310,597
		5,416,025
INDUSTRIAL REITS – (8.12%)
33,700	AMB Property Corp.	1,975,157
108,800	DCT Industrial Trust Inc.	1,283,840
54,900	First Potomac Realty Trust	1,598,139
40,000	ProLogis	2,430,800
		7,287,936
MORTGAGE REITS – (1.38%)
40,100	Gramercy Capital Corp.	1,238,689
OFFICE REITS – (22.07%)
44,200	Alexandria Real Estate Equities, Inc.	4,437,680
32,300	Boston Properties, Inc.	3,613,724
43,000	Columbia Equity Trust, Inc.	821,730
76,900	Corporate Office Properties Trust	3,881,143
77,400	Duke Realty Corp.	3,165,660
29,270	SL Green Realty Corp.	3,886,470
		19,806,407
REAL ESTATE MANAGEMENT & DEVELOPMENT – (14.39%)
173,400	Brixton PLC (United Kingdom)(b)	1,955,620
37,500	Capital & Regional PLC (United Kingdom)	1,132,214
33,100	Derwent Valley Holdings PLC (United Kingdom)	1,359,062
86,500	Forest City Enterprises, Inc., Class A	5,051,600
45,600	Hammerson PLC (United Kingdom)(b)	1,408,022
26,500	St. Joe Co.	1,419,605
38,000	Slough Estates PLC (United Kingdom)(b)	584,444
		12,910,567
RESIDENTIAL REITS – (5.37%)
62,200	American Campus Communities, Inc.	1,770,834
96,000	United Dominion Realty Trust, Inc.	3,051,840
		4,822,674

9

DAVIS REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2006

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

RETAIL REITS – (19.51%)
59,125	Developers Diversified Realty Corp.	$3,721,919
83,242	General Growth Properties, Inc.	4,347,729
82,704	Kimco Realty Corp.	3,717,545
21,800	Macerich Co.	1,887,226
40,900	Regency Centers Corp.	3,197,153
12,500	Taubman Centers, Inc.	635,750
		17,507,322
SPECIALIZED REITS – (7.43%)
116,500	Host Hotels & Resorts Inc.	2,860,075
39,600	U-Store-It Trust	813,780
70,700	Ventas, Inc.	2,992,024
		6,665,879
TRANSPORTATION – (4.30%)
37,800	Alexander & Baldwin, Inc.	1,676,052
36,600	Florida East Coast Industries, Inc.	2,181,360
		3,857,412

Total Common Stock – (identified cost $53,559,861)	79,512,911

PREFERRED STOCK – (0.17%)

RESIDENTIAL REITS – (0.17%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	113,500
1,600	Equity Residential, 8.60%, Series D, Cum. Pfd.	41,312

	Total Preferred Stock – (identified cost $102,954)	154,812

CONVERTIBLE BONDS – (4.02%)

DIVERSIFIED REITS – (4.02%)
$3,590,900	Vornado Realty Trust, Conv. Sr. Deb., 3.625%, 11/15/26
	(identified cost $3,502,016)	3,604,366

10

DAVIS REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2006

Value
Principal	Security	(Note 1)
SHORT TERM INVESTMENTS – (4.84%)

$1,555,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.33%,
	01/02/07, dated 12/29/06, repurchase value of $1,555,921
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.00%-7.00%, 07/01/19-12/01/36,
	total market value $1,586,100)	$1,555,000
1,666,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.35%,
	01/02/07, dated 12/29/06, repurchase value of $1,666,990
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.39%-6.493%, 02/01/34-09/01/36,
	total market value $1,699,320)	1,666,000
1,119,000	UBS Securities LLC Joint Repurchase Agreement, 5.32%,
	01/02/07, dated 12/29/06, repurchase value of $1,119,661
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-7.50%, 03/01/08-12/01/36,
	total market value $1,141,380)	1,119,000

Total Short Term Investments – (identified cost $4,340,000)	4,340,000

Total Investments – (97.63%) – (identified cost $61,504,831) – (a)	87,612,089
Other Assets Less Liabilities – (2.37%)	2,126,006
Net Assets – (100%)	$89,738,095

(a) Aggregate cost for Federal Income Tax purposes is $61,505,051. At December 31, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$26,494,916
Unrealized depreciation	(387,878)
Net unrealized appreciation	$26,107,038

(b) Securities have elected for tax treatment as a U.K. REIT to take effect on January 1, 2007.

See Notes to Financial Statements

11

DAVIS REAL ESTATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

At December 31, 2006

ASSETS:
Investments in securities, at value
(see accompanying Schedule of Investments) (cost of $61,504,831)	$87,612,089
Cash	12,049
Receivables:
Dividends and interest	487,538
Capital stock sold	88,181
Investment securities sold	1,626,165
Total assets	89,826,022
LIABILITIES:
Payables:
Capital stock redeemed	10,201
Accrued expenses	19,043
Accrued management fees	58,683
Total liabilities	87,927
NET ASSETS	$89,738,095

SHARES OUTSTANDING (NOTE 4)	4,391,630

NET ASSET VALUE, offering, and redemption price per share
(Net Assets ÷ Shares Outstanding)	$20.43

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$4,392
Additional paid-in capital	60,060,803
Undistributed net investment income	205,756
Accumulated net realized gains from investments and foreign currency transactions	3,359,822
Net unrealized appreciation on investments and foreign currency transactions	26,107,322
Net Assets	$89,738,095

See Notes to Financial Statements

12

DAVIS REAL ESTATE PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended December 31, 2006

INVESTMENT INCOME:
Income:
Dividends		$1,554,192
Interest		345,181
Total income		1,899,373

Expenses:
Management fees (Note 2)	$570,659
Custodian fees	35,749
Transfer agent fees	7,810
Audit fees	13,200
Accounting fees (Note 2)	6,000
Legal fees	1,557
Reports to shareholders	1,155
Directors’ fees and expenses	12,524
Registration and filing fees	281
Miscellaneous	7,488
Total expenses		656,423
Expenses paid indirectly (Note 5)		(249)
Net expenses		656,174
Net investment income		1,243,199

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions		11,309,741
Foreign currency transactions		(1,691)
Net increase in unrealized appreciation on investments and foreign currency
transactions		9,914,836
Net realized and unrealized gain on investments and foreign currency
transactions		21,222,886
Net increase in net assets resulting from operations		$22,466,085

See Notes to Financial Statements

13

DAVIS REAL ESTATE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended December 31,
	2006	2005
OPERATIONS:
Net investment income	$1,243,199	$1,046,048
Net realized gain from investments and foreign currency
transactions	11,308,050	6,109,392
Net increase in unrealized appreciation on
investments and foreign currency transactions	9,914,836	462,851
Net increase in net assets resulting from operations	22,466,085	7,618,291

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(2,403,658)	(1,966,578)
Realized gains from investment transactions	(8,766,221)	(3,852,094)

CAPITAL SHARE TRANSACTIONS (NOTE 4)	13,885,472	4,478,180

Total increase in net assets	25,181,678	6,277,799

NET ASSETS:
Beginning of year	64,556,417	58,278,618
End of year*	$89,738,095	$64,556,417

*Including undistributed net investment income of	$205,756	$–

See Notes to Financial Statements

14

DAVIS REAL ESTATE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A.    VALUATION OF SECURITIES - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B.     MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.    CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.    FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

15

DAVIS REAL ESTATE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2006

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

D.	FOREIGN CURRENCY - (Continued)

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E.     FEDERAL INCOME TAXES - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required.

F.     USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.    INDEMNIFICATION - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

H.    SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include returns of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

16

DAVIS REAL ESTATE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2006

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

I.      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and net operating losses. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2006, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $1,366,215 and a corresponding decrease in accumulated net realized gain.

The tax character of distributions paid during the years ended December 31, 2006 and 2005, was as follows:

	2006	2005
Ordinary income	$1,887,906	$1,254,240
Long-term capital gain	9,281,973	4,564,432
Total	$11,169,879	$5,818,672

As of December 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed net investment income	$–
Accumulated net realized gain from investments and foreign
currency transactions	3,360,042
Net unrealized appreciation on investments	26,107,102
Total	$29,467,144

J.     NEW ACCOUNTING PRONOUNCEMENT - In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. The Fund is required to record any change in NAV related to the implementation of FIN 48 no later than the last business day of the semi-annual reporting period, and the effects of FIN 48 would be reflected in the Fund’s Semi-Annual Report. The Fund does not believe the impact from adopting FIN 48 will materially impact the financial statement amounts.

17

DAVIS REAL ESTATE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2006

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

J.	NEW ACCOUNTING PRONOUNCEMENT - (Continued)

In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to Davis Advisors, the Fund’s investment adviser (the “Adviser”) at an annual rate of 0.75% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the year ended December 31, 2006 amounted to $25. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the year ended December 31, 2006 amounted to $6,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2006 were $34,585,718 and $26,657,468, respectively.

18

DAVIS REAL ESTATE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2006

NOTE 4 - CAPITAL STOCK

At December 31, 2006, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31,
	2006	2005
Shares sold	919,623	920,196
Shares issued in reinvestment of distributions	539,914	336,339
	1,459,537	1,256,535
Shares redeemed	(793,313)	(999,380)
Net increase	666,224	257,155

Proceeds from shares sold	$18,459,121	$15,523,664
Proceeds from shares issued in reinvestment of distributions	11,169,879	5,818,672
	29,629,000	21,342,336
Cost of shares redeemed	(15,743,528)	(16,864,156)
Net increase	$13,885,472	$4,478,180

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, the Fund’s custodian fee is reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $249 during the year ended December 31, 2006.

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the year ended December 31, 2006.

19

DAVIS REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS

Financial Highlights for a share of capital stock outstanding throughout each period:

	Year ended December 31,
	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$17.33	$16.80	$13.47	$10.49	$10.35

Income From Investment
Operations:
Net Investment Income	0.34	0.30	0.34	0.44	0.36
Net Realized and Unrealized Gains	5.58	1.86	4.07	3.34	0.25
Total From Investment Operations	5.92	2.16	4.41	3.78	0.61

Dividends and Distributions:
Dividends from Net Investment Income	(0.60)	(0.54)	(0.48)	(0.55)	(0.36)
Return of Capital	–	–	–	–	(0.11)
Distributions from Realized Gains	(2.22)	(1.09)	(0.60)	(0.25)	–
Total Dividends and Distributions	(2.82)	(1.63)	(1.08)	(0.80)	(0.47)

Net Asset Value, End of Period	$20.43	$17.33	$16.80	$13.47	$10.49

Total Return[1]	34.37%	13.14%	33.35%	36.79%	5.89%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$89,738	$64,556	$58,279	$35,663	$18,806
Ratio of Expenses to Average Net Assets	0.86%	0.87%	0.89%	0.98%	1.00%[3]
Ratio of Net Investment Income
to Average Net Assets	1.63%	1.71%	2.30%	3.74%	3.54%
Portfolio Turnover Rate[2]	38%	28%	32%	22%	52%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Had the Adviser not absorbed certain expenses, the ratio of expenses to average net assets would have been 1.10% for 2002.

See Notes to Financial Statements

20

DAVIS REAL ESTATE PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

of Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Real Estate Portfolio (a separate series of the Davis Variable Account Fund, Inc.), including the schedule of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Real Estate Portfolio as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

February 2, 2007

21

DAVIS REAL ESTATE PORTFOLIO

For the Year Ended December 31, 2006 (Unaudited)

Federal Income Tax Information

During the calendar year ended 2006 the Fund declared and paid long-term capital gain distributions in the amount of $9,281,973.

Dividends paid by the Fund during the calendar year ended 2006, which are not designated as capital gain distributions, should be multiplied by 4% to arrive at the net amount eligible for the corporate dividends-received deduction.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, effective January 1, 2006, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex
Name	Held With	Time	During Past Five	Overseen by	Other Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Trust (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (REIT) and former Co-chairman and CEO for the last 22 years (until 2006).	13

Director, DCT Industrial; Trustee, Children's Memorial Hospital of Chicago; past Chairman of the Metropolitan Planning Council of Chicago; former member of the NAREIT executive committee; various other NFP and school boards / roles.

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank.

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development); retired Chairman and President, Public Service Company of New Mexico.	13	Director, CH2M-Hill, Inc. (engineering); Chairman, Santa Fe Center Enterprises; Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

23

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex
Name	Held With	Time	During Past Five	Overseen by	Other Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Independent Directors – (Continued)

D. James Guzy (3/7/36)	Director	Director since 1982 (retired 12/31/06)	Chairman, PLX Technology, Inc. (semi-conductor manufacturer).	13

Director, Intel Corp. (semi-conductor manufacturer); Cirrus Logic Corp. (semi-conductor manufacturer); Alliance Technology Fund (a mutual fund); Micro Component Technology, Inc. (micro-circuit handling and testing equipment manufacturer); LogicVision, Inc. (semi-conductor software company); and Tessera Technologies, Inc. (semi-conductor packaging company).

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Retired; Managing General Partner, Avanti Partners, L.P. from 1990-2005 (investment partnership).	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a managing director and global head of marketing and distribution for Lazard Asset Management (an investment management firm) for ten years.	13	none

24

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex
Name	Held With	Time	During Past Five	Overseen by	Other Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Independent Directors – (Continued)

Theodore B. Smith, Jr. (12/23/32)	Director	Director since 1994 (retired 12/31/06)	Chairman, John Hassall, Inc. (fastener manufacturing); Chairman, Cantrock Realty and Mayor, Incorporated Village of Mill Neck, NY.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm); President and Chief Executive Officer of Mulford Securities Corporation (private investment fund) until 1990; formerly Vice President of Goldman Sachs & Co. (investment banking); Chairman, Board of Trustees, American Scandinavian Foundation.	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust); former Chief Administrative Officer, Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

25

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex
Name	Held With	Time	During Past Five	Overseen by	Other Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

26

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Andrew A. Davis
Christopher C. Davis	President
John S. Gates, Jr.	Christopher C. Davis
Thomas S. Gayner	Vice President
Jerry D. Geist	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President &
Samuel H. Iapalucci	Principal Executive Officer
Robert P. Morgenthau	Sharra L. Haynes
Christian R. Sonne	Vice President & Chief
Marsha Williams	Compliance Officer
Douglas A. Haines
Vice President &
Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary

Investment Adviser

Davis Selected Advisers, L.P. (doing business as "Davis Advisors")

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

(800) 279-0279

Distributor

Davis Distributors, LLC

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Transfer Agent

Boston Financial Data Services, Inc.

c/o The Davis Funds

P.O. Box 8406

Boston, Massachusetts 02266-8406

Custodian

State Street Bank and Trust Co.

One Lincoln Street

Boston, Massachusetts 02111

Counsel

Seyfarth Shaw LLP

131 South Dearborn Street, Suite 2400

Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm

KPMG LLP

707 Seventeenth Street, Suite 2700

Denver, Colorado 80202

For more information about Davis Real Estate Portfolio including management fee, charges and expenses, see the current Davis Variable Account Fund, Inc. (including Davis Real Estate Portfolio) prospectus, which must precede or accompany this report. The Davis Variable Account Fund, Inc. Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

27

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)

Audit Fees. The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2006 and December 31, 2005 were $43,200 and $39,600, respectively.

(b)

Audit-Related Fees. The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees fore fiscal year ends December 31, 2006 and December 31, 2005 were $0 and $0, respectively.

(c)

Tax Fees. The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends December 31, 2006 and December 31, 2005 were $17,280 and $16,560, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)

All Other Fees. The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2006 and December 31, 2005 were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of

Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)

The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended October 31, 2006 and October 31, 2005. The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 23, 2007

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: February 23, 2007